UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/25

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement International Equity Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$62	1.12%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Service Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,207	$10,208
08/15	$9,538	$9,457
09/15	$9,159	$8,977
10/15	$9,672	$9,678
11/15	$9,642	$9,528
12/15	$9,414	$9,399
01/16	$8,954	$8,720
02/16	$8,724	$8,560
03/16	$9,337	$9,117
04/16	$9,445	$9,381
05/16	$9,445	$9,296
06/16	$9,176	$8,984
07/16	$9,391	$9,439
08/16	$9,294	$9,445
09/16	$9,464	$9,562
10/16	$9,025	$9,366
11/16	$8,856	$9,179
12/16	$9,011	$9,493
01/17	$9,135	$9,769
02/17	$9,236	$9,908
03/17	$9,501	$10,181
04/17	$9,774	$10,440
05/17	$10,140	$10,823
06/17	$10,077	$10,804
07/17	$10,412	$11,116
08/17	$10,373	$11,112
09/17	$10,562	$11,388
10/17	$10,728	$11,561
11/17	$10,893	$11,682
12/17	$11,023	$11,870
01/18	$11,572	$12,465
02/18	$10,952	$11,903
03/18	$10,982	$11,688
04/18	$10,992	$11,955
05/18	$10,840	$11,686
06/18	$10,697	$11,543
07/18	$10,860	$11,828
08/18	$10,654	$11,599
09/18	$10,766	$11,700
10/18	$9,971	$10,769
11/18	$9,961	$10,755
12/18	$9,489	$10,233
01/19	$10,019	$10,906
02/19	$10,361	$11,184
03/19	$10,438	$11,254
04/19	$10,736	$11,570
05/19	$10,383	$11,015
06/19	$10,968	$11,668
07/19	$10,747	$11,520
08/19	$10,519	$11,222
09/19	$10,785	$11,543
10/19	$11,007	$11,958
11/19	$11,095	$12,093
12/19	$11,483	$12,486
01/20	$11,272	$12,225
02/20	$10,442	$11,120
03/20	$8,814	$9,636
04/20	$9,323	$10,258
05/20	$9,811	$10,705
06/20	$10,076	$11,069
07/20	$10,486	$11,327
08/20	$11,048	$11,910
09/20	$10,802	$11,600
10/20	$10,322	$11,137
11/20	$11,844	$12,863
12/20	$12,429	$13,461
01/21	$12,160	$13,318
02/21	$12,324	$13,617
03/21	$12,640	$13,930
04/21	$13,073	$14,349
05/21	$13,377	$14,817
06/21	$13,108	$14,650
07/21	$13,178	$14,761
08/21	$13,513	$15,021
09/21	$13,106	$14,585
10/21	$13,441	$14,944
11/21	$12,688	$14,248
12/21	$13,154	$14,978
01/22	$12,640	$14,254
02/22	$12,436	$14,002
03/22	$12,257	$14,092
04/22	$11,516	$13,180
05/22	$11,827	$13,279
06/22	$10,870	$12,047
07/22	$11,288	$12,647
08/22	$10,645	$12,047
09/22	$9,675	$10,920
10/22	$10,139	$11,507
11/22	$11,334	$12,803
12/22	$11,180	$12,813
01/23	$12,192	$13,851
02/23	$11,812	$13,562
03/23	$12,150	$13,898
04/23	$12,319	$14,290
05/23	$11,855	$13,685
06/23	$12,614	$14,308
07/23	$12,853	$14,771
08/23	$12,399	$14,205
09/23	$11,915	$13,720
10/23	$11,530	$13,164
11/23	$12,542	$14,386
12/23	$12,955	$15,150
01/24	$12,841	$15,237
02/24	$13,297	$15,516
03/24	$13,767	$16,026
04/24	$13,283	$15,616
05/24	$13,953	$16,221
06/24	$13,639	$15,959
07/24	$14,238	$16,427
08/24	$14,845	$16,961
09/24	$14,992	$17,118
10/24	$14,051	$16,187
11/24	$14,036	$16,095
12/24	$13,684	$15,729
01/25	$14,492	$16,556
02/25	$14,933	$16,877
03/25	$14,874	$16,809
04/25	$15,462	$17,579
05/25	$16,256	$18,383
06/25	$16,741	$18,788

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	22.74%	10.69%	5.29%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$120,710,934
# of Portfolio Holdings	82
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$355,186

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.5%
Thales SA	2.4%
Engie SA	2.1%
AIA Group Ltd.	1.9%
National Bank of Greece SA	1.9%
ASML Holding NV	1.9%
Orange SA	1.9%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	20.6%
Industrials	17.8%
Information Technology	12.8%
Consumer Discretionary	12.4%
Materials	8.6%
Consumer Staples	8.3%
Health Care	6.6%
Communication Services	5.5%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	2.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement US Small Cap Equity Select Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$53	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Service Shares	Russell 3000 Index	Russell 2000 Index
06/15	$10,000	$10,000	$10,000
07/15	$9,862	$10,167	$9,884
08/15	$9,260	$9,553	$9,263
09/15	$8,913	$9,275	$8,808
10/15	$9,308	$10,008	$9,304
11/15	$9,619	$10,063	$9,607
12/15	$9,189	$9,857	$9,125
01/16	$8,480	$9,300	$8,322
02/16	$8,579	$9,297	$8,322
03/16	$9,201	$9,952	$8,986
04/16	$9,214	$10,014	$9,127
05/16	$9,313	$10,193	$9,333
06/16	$9,176	$10,214	$9,327
07/16	$9,636	$10,619	$9,884
08/16	$9,745	$10,646	$10,059
09/16	$9,705	$10,663	$10,171
10/16	$9,521	$10,432	$9,687
11/16	$10,323	$10,899	$10,767
12/16	$10,639	$11,112	$11,069
01/17	$10,613	$11,321	$11,113
02/17	$10,836	$11,742	$11,327
03/17	$10,770	$11,750	$11,342
04/17	$10,744	$11,875	$11,466
05/17	$10,889	$11,996	$11,233
06/17	$11,086	$12,104	$11,621
07/17	$11,112	$12,333	$11,708
08/17	$11,018	$12,356	$11,559
09/17	$11,556	$12,658	$12,280
10/17	$11,722	$12,934	$12,385
11/17	$12,067	$13,327	$12,742
12/17	$12,123	$13,460	$12,690
01/18	$12,385	$14,169	$13,022
02/18	$11,861	$13,647	$12,518
03/18	$11,963	$13,373	$12,680
04/18	$12,166	$13,424	$12,789
05/18	$12,501	$13,803	$13,566
06/18	$12,603	$13,893	$13,663
07/18	$12,923	$14,354	$13,901
08/18	$13,237	$14,858	$14,500
09/18	$13,008	$14,883	$14,151
10/18	$11,494	$13,787	$12,614
11/18	$11,846	$14,063	$12,815
12/18	$10,518	$12,754	$11,293
01/19	$11,592	$13,849	$12,563
02/19	$12,097	$14,336	$13,216
03/19	$12,016	$14,545	$12,940
04/19	$12,618	$15,126	$13,379
05/19	$11,836	$14,147	$12,339
06/19	$12,765	$15,141	$13,211
07/19	$12,878	$15,366	$13,287
08/19	$12,503	$15,053	$12,631
09/19	$12,968	$15,317	$12,894
10/19	$13,267	$15,647	$13,233
11/19	$13,400	$16,242	$13,778
12/19	$13,665	$16,711	$14,175
01/20	$13,383	$16,692	$13,721
02/20	$12,304	$15,326	$12,566
03/20	$9,431	$13,218	$9,835
04/20	$10,743	$14,969	$11,186
05/20	$11,407	$15,769	$11,914
06/20	$11,391	$16,130	$12,335
07/20	$11,922	$17,046	$12,677
08/20	$12,249	$18,280	$13,391
09/20	$11,783	$17,615	$12,944
10/20	$12,034	$17,235	$13,215
11/20	$13,756	$19,331	$15,651
12/20	$14,590	$20,201	$17,004
01/21	$14,769	$20,111	$17,860
02/21	$15,863	$20,740	$18,973
03/21	$16,374	$21,483	$19,164
04/21	$17,181	$22,591	$19,566
05/21	$17,199	$22,694	$19,606
06/21	$17,065	$23,253	$19,986
07/21	$16,760	$23,647	$19,265
08/21	$17,022	$24,321	$19,696
09/21	$16,537	$23,230	$19,115
10/21	$17,291	$24,801	$19,928
11/21	$16,537	$24,423	$19,098
12/21	$17,489	$25,385	$19,524
01/22	$16,546	$23,891	$17,645
02/22	$16,653	$23,290	$17,833
03/22	$16,608	$24,045	$18,055
04/22	$15,620	$21,887	$16,265
05/22	$15,593	$21,858	$16,290
06/22	$14,075	$20,029	$14,950
07/22	$15,495	$21,908	$16,511
08/22	$14,847	$21,091	$16,173
09/22	$13,571	$19,135	$14,623
10/22	$14,920	$20,704	$16,233
11/22	$15,642	$21,785	$16,612
12/22	$14,775	$20,509	$15,534
01/23	$15,967	$21,922	$17,048
02/23	$15,582	$21,409	$16,760
03/23	$15,052	$21,982	$15,959
04/23	$14,715	$22,216	$15,673
05/23	$14,245	$22,303	$15,528
06/23	$15,305	$23,825	$16,790
07/23	$16,064	$24,680	$17,817
08/23	$15,437	$24,203	$16,926
09/23	$14,751	$23,050	$15,929
10/23	$13,980	$22,439	$14,843
11/23	$14,968	$24,532	$16,186
12/23	$16,256	$25,833	$18,164
01/24	$15,907	$26,119	$17,457
02/24	$16,738	$27,533	$18,445
03/24	$17,376	$28,421	$19,105
04/24	$16,353	$27,171	$17,760
05/24	$17,087	$28,454	$18,651
06/24	$16,762	$29,335	$18,479
07/24	$17,689	$29,880	$20,356
08/24	$18,001	$30,531	$20,052
09/24	$18,238	$31,162	$20,192
10/24	$17,826	$30,934	$19,900
11/24	$19,375	$32,991	$22,083
12/24	$18,063	$31,983	$20,260
01/25	$19,050	$32,993	$20,791
02/25	$17,751	$32,360	$19,679
03/25	$16,314	$30,473	$18,339
04/25	$15,802	$30,268	$17,916
05/25	$16,102	$32,187	$18,872
06/25	$16,827	$33,822	$19,898

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	0.39%	8.12%	5.34%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Index	7.68%	10.04%	7.12%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$37,079,858
# of Portfolio Holdings	75
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$87,703

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.4%
CubeSmart	2.3%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.2%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.1%
DigitalOcean Holdings, Inc.	2.0%
Middleby Corp.	2.0%

Sector Allocation (% of Net Assets)

Industrials	20.4%
Financials	17.5%
Health Care	16.1%
Consumer Discretionary	11.4%
Information Technology	11.2%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.8%
Materials	3.5%
Other (includes short-term investments)	1.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Emerging Markets Equity Portfolio

Investor Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$63	1.15%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Investor Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,473	$9,307
08/15	$8,555	$8,465
09/15	$8,114	$8,210
10/15	$8,668	$8,796
11/15	$8,463	$8,453
12/15	$8,084	$8,265
01/16	$7,870	$7,728
02/16	$7,724	$7,716
03/16	$8,813	$8,737
04/16	$9,090	$8,784
05/16	$8,740	$8,457
06/16	$9,251	$8,795
07/16	$9,689	$9,237
08/16	$9,821	$9,467
09/16	$10,067	$9,588
10/16	$10,135	$9,611
11/16	$9,571	$9,169
12/16	$9,791	$9,189
01/17	$10,292	$9,692
02/17	$10,583	$9,989
03/17	$10,852	$10,241
04/17	$11,042	$10,465
05/17	$11,131	$10,774
06/17	$11,079	$10,883
07/17	$11,680	$11,531
08/17	$11,911	$11,789
09/17	$11,815	$11,742
10/17	$12,091	$12,153
11/17	$12,054	$12,178
12/17	$12,546	$12,615
01/18	$13,563	$13,666
02/18	$12,960	$13,036
03/18	$12,788	$12,794
04/18	$12,417	$12,737
05/18	$11,572	$12,286
06/18	$11,044	$11,775
07/18	$11,367	$12,034
08/18	$10,773	$11,709
09/18	$10,865	$11,646
10/18	$10,293	$10,632
11/18	$10,622	$11,070
12/18	$10,247	$10,777
01/19	$11,417	$11,721
02/19	$11,064	$11,747
03/19	$11,003	$11,846
04/19	$11,257	$12,095
05/19	$10,755	$11,217
06/19	$11,317	$11,918
07/19	$11,080	$11,772
08/19	$10,503	$11,198
09/19	$10,887	$11,412
10/19	$11,310	$11,893
11/19	$11,304	$11,876
12/19	$12,129	$12,763
01/20	$11,394	$12,168
02/20	$10,603	$11,526
03/20	$8,437	$9,751
04/20	$9,016	$10,644
05/20	$9,194	$10,725
06/20	$9,450	$11,514
07/20	$9,935	$12,543
08/20	$9,816	$12,820
09/20	$9,661	$12,614
10/20	$9,644	$12,874
11/20	$11,045	$14,065
12/20	$12,003	$15,099
01/21	$12,015	$15,562
02/21	$12,262	$15,681
03/21	$12,606	$15,444
04/21	$12,738	$15,828
05/21	$13,404	$16,195
06/21	$13,312	$16,223
07/21	$12,778	$15,132
08/21	$13,121	$15,528
09/21	$12,740	$14,911
10/21	$12,758	$15,058
11/21	$12,200	$14,444
12/21	$12,699	$14,715
01/22	$12,969	$14,436
02/22	$12,388	$14,005
03/22	$12,188	$13,689
04/22	$11,531	$12,927
05/22	$11,918	$12,984
06/22	$10,757	$12,121
07/22	$10,880	$12,092
08/22	$10,751	$12,142
09/22	$9,617	$10,719
10/22	$9,733	$10,386
11/22	$11,098	$11,926
12/22	$10,799	$11,759
01/23	$11,774	$12,687
02/23	$11,354	$11,864
03/23	$11,659	$12,224
04/23	$11,768	$12,085
05/23	$11,506	$11,882
06/23	$12,244	$12,333
07/23	$12,762	$13,101
08/23	$12,206	$12,294
09/23	$12,090	$11,973
10/23	$11,852	$11,507
11/23	$12,695	$12,428
12/23	$13,241	$12,914
01/24	$12,778	$12,315
02/24	$13,351	$12,900
03/24	$13,563	$13,220
04/24	$13,646	$13,279
05/24	$13,981	$13,354
06/24	$14,341	$13,881
07/24	$14,470	$13,922
08/24	$14,859	$14,147
09/24	$15,718	$15,092
10/24	$14,779	$14,421
11/24	$14,439	$13,902
12/24	$14,259	$13,883
01/25	$14,885	$14,131
02/25	$14,899	$14,200
03/25	$15,145	$14,290
04/25	$15,538	$14,478
05/25	$16,192	$15,095
06/25	$17,205	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Shares	19.97%	12.73%	5.58%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$338,966,737
# of Portfolio Holdings	87
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,502,165

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.4%
Consumer Staples	7.4%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.6%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Emerging Markets Equity Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$77	1.40%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Service Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,469	$9,307
08/15	$8,549	$8,465
09/15	$8,108	$8,210
10/15	$8,661	$8,796
11/15	$8,448	$8,453
12/15	$8,075	$8,265
01/16	$7,859	$7,728
02/16	$7,710	$7,716
03/16	$8,796	$8,737
04/16	$9,068	$8,784
05/16	$8,718	$8,457
06/16	$9,228	$8,795
07/16	$9,660	$9,237
08/16	$9,790	$9,467
09/16	$10,033	$9,588
10/16	$10,100	$9,611
11/16	$9,538	$9,169
12/16	$9,753	$9,189
01/17	$10,252	$9,692
02/17	$10,538	$9,989
03/17	$10,803	$10,241
04/17	$10,990	$10,465
05/17	$11,078	$10,774
06/17	$11,021	$10,883
07/17	$11,619	$11,531
08/17	$11,846	$11,789
09/17	$11,752	$11,742
10/17	$12,023	$12,153
11/17	$11,981	$12,178
12/17	$12,467	$12,615
01/18	$13,477	$13,666
02/18	$12,874	$13,036
03/18	$12,700	$12,794
04/18	$12,330	$12,737
05/18	$11,484	$12,286
06/18	$10,961	$11,775
07/18	$11,278	$12,034
08/18	$10,690	$11,709
09/18	$10,774	$11,646
10/18	$10,208	$10,632
11/18	$10,531	$11,070
12/18	$10,154	$10,777
01/19	$11,315	$11,721
02/19	$10,959	$11,747
03/19	$10,899	$11,846
04/19	$11,148	$12,095
05/19	$10,645	$11,217
06/19	$11,207	$11,918
07/19	$10,969	$11,772
08/19	$10,393	$11,198
09/19	$10,775	$11,412
10/19	$11,184	$11,893
11/19	$11,178	$11,876
12/19	$11,996	$12,763
01/20	$11,260	$12,168
02/20	$10,480	$11,526
03/20	$8,337	$9,751
04/20	$8,904	$10,644
05/20	$9,084	$10,725
06/20	$9,330	$11,514
07/20	$9,809	$12,543
08/20	$9,685	$12,820
09/20	$9,534	$12,614
10/20	$9,517	$12,874
11/20	$10,896	$14,065
12/20	$11,843	$15,099
01/21	$11,849	$15,562
02/21	$12,084	$15,681
03/21	$12,426	$15,444
04/21	$12,555	$15,828
05/21	$13,205	$16,195
06/21	$13,110	$16,223
07/21	$12,583	$15,132
08/21	$12,919	$15,528
09/21	$12,542	$14,911
10/21	$12,559	$15,058
11/21	$12,005	$14,444
12/21	$12,491	$14,715
01/22	$12,753	$14,436
02/22	$12,182	$14,005
03/22	$11,988	$13,689
04/22	$11,336	$12,927
05/22	$11,713	$12,984
06/22	$10,571	$12,121
07/22	$10,691	$12,092
08/22	$10,561	$12,142
09/22	$9,449	$10,719
10/22	$9,555	$10,386
11/22	$10,892	$11,926
12/22	$10,603	$11,759
01/23	$11,555	$12,687
02/23	$11,135	$11,864
03/23	$11,437	$12,224
04/23	$11,543	$12,085
05/23	$11,283	$11,882
06/23	$12,005	$12,333
07/23	$12,508	$13,101
08/23	$11,962	$12,294
09/23	$11,844	$11,973
10/23	$11,607	$11,507
11/23	$12,435	$12,428
12/23	$12,964	$12,914
01/24	$12,510	$12,315
02/24	$13,063	$12,900
03/24	$13,269	$13,220
04/24	$13,344	$13,279
05/24	$13,673	$13,354
06/24	$14,022	$13,881
07/24	$14,146	$13,922
08/24	$14,519	$14,147
09/24	$15,362	$15,092
10/24	$14,442	$14,421
11/24	$14,108	$13,902
12/24	$13,928	$13,883
01/25	$14,532	$14,131
02/25	$14,539	$14,200
03/25	$14,783	$14,290
04/25	$15,163	$14,478
05/25	$15,800	$15,095
06/25	$16,784	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	19.70%	12.46%	5.31%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$338,966,737
# of Portfolio Holdings	87
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,502,165

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.4%
Consumer Staples	7.4%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.6%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investor Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$46	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
01/19	$10,551	$10,000	$10,000
02/19	$10,749	$10,301	$10,122
03/19	$10,870	$10,436	$10,251
04/19	$10,999	$10,806	$10,418
05/19	$10,672	$10,183	$10,188
06/19	$11,189	$10,854	$10,637
07/19	$11,197	$10,907	$10,648
08/19	$11,097	$10,684	$10,647
09/19	$11,157	$10,912	$10,707
10/19	$11,304	$11,189	$10,879
11/19	$11,494	$11,501	$10,989
12/19	$11,779	$11,845	$11,185
01/20	$11,736	$11,773	$11,223
02/20	$10,968	$10,778	$10,786
03/20	$9,975	$9,352	$9,952
04/20	$10,208	$10,373	$10,593
05/20	$10,424	$10,874	$10,872
06/20	$10,571	$11,162	$11,064
07/20	$10,950	$11,696	$11,505
08/20	$11,276	$12,477	$11,881
09/20	$11,083	$12,047	$11,654
10/20	$10,899	$11,678	$11,481
11/20	$11,549	$13,171	$12,320
12/20	$11,892	$13,729	$12,663
01/21	$11,760	$13,593	$12,545
02/21	$11,804	$13,941	$12,598
03/21	$11,997	$14,405	$12,686
04/21	$12,375	$15,075	$13,061
05/21	$12,542	$15,292	$13,217
06/21	$12,613	$15,520	$13,257
07/21	$12,859	$15,798	$13,464
08/21	$13,048	$16,191	$13,603
09/21	$12,569	$15,519	$13,200
10/21	$13,085	$16,398	$13,558
11/21	$12,904	$16,039	$13,390
12/21	$13,338	$16,724	$13,666
01/22	$12,705	$15,839	$13,165
02/22	$12,479	$15,439	$12,920
03/22	$12,370	$15,862	$12,901
04/22	$11,538	$14,545	$12,011
05/22	$11,584	$14,556	$12,032
06/22	$10,969	$13,295	$11,318
07/22	$11,421	$14,350	$11,888
08/22	$10,917	$13,750	$11,405
09/22	$10,205	$12,472	$10,582
10/22	$10,465	$13,368	$10,925
11/22	$11,119	$14,297	$11,562
12/22	$11,033	$13,690	$11,348
01/23	$11,456	$14,659	$11,936
02/23	$11,061	$14,307	$11,594
03/23	$11,398	$14,749	$11,956
04/23	$11,533	$15,007	$12,087
05/23	$11,264	$14,857	$11,909
06/23	$11,639	$15,756	$12,269
07/23	$11,812	$16,285	$12,517
08/23	$11,632	$15,896	$12,282
09/23	$11,194	$15,210	$11,838
10/23	$10,990	$14,769	$11,595
11/23	$11,744	$16,154	$12,431
12/23	$12,253	$16,947	$12,995
01/24	$12,304	$17,150	$12,983
02/24	$12,569	$17,877	$13,176
03/24	$12,864	$18,452	$13,424
04/24	$12,416	$17,766	$13,006
05/24	$12,844	$18,560	$13,381
06/24	$12,926	$18,937	$13,527
07/24	$13,262	$19,271	$13,833
08/24	$13,618	$19,780	$14,180
09/24	$13,781	$20,143	$14,430
10/24	$13,414	$19,743	$14,045
11/24	$13,720	$20,649	$14,391
12/24	$13,313	$20,111	$14,049
01/25	$13,639	$20,821	$14,337
02/25	$13,710	$20,671	$14,388
03/25	$13,506	$19,750	$14,112
04/25	$13,598	$19,926	$14,382
05/25	$13,903	$21,105	$14,782
06/25	$14,270	$22,016	$15,241

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	10.40%	6.19%	5.63%
MSCI World Index	16.26%	14.55%	14.22%
GDMA Index	12.67%	6.62%	7.45%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$211,207,426
# of Portfolio Holdings	515
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$632,928

Top 10 Holdings (% of Net Assets)

iShares MSCI World ETF	4.0%
U.S. Treasury Notes 4.125% due 11/15/32	2.1%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.7%
Apple, Inc.	1.4%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Novartis AG	1.0%
Alphabet, Inc., Class C	0.9%
Meta Platforms, Inc., Class A	0.9%

Sector Allocation (% of Net Assets)

Sovereign Debt	22.1%
Financials	14.5%
Information Technology	12.1%
Industrials	8.3%
Consumer Staples	7.4%
Communication Services	6.4%
Health Care	6.1%
Consumer Discretionary	6.0%
U.S. Treasury Securities	4.9%
Exchange-Traded Funds	4.0%
Other (includes short-term investments)	8.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$54	1.05%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Service Shares	MSCI World Index	GDMA Index
06/15	$10,000	$10,000	$10,000
07/15	$10,141	$10,179	$10,101
08/15	$9,632	$9,506	$9,773
09/15	$9,498	$9,155	$9,617
10/15	$9,942	$9,881	$10,009
11/15	$9,900	$9,832	$9,901
12/15	$9,815	$9,659	$9,840
01/16	$9,499	$9,081	$9,588
02/16	$9,448	$9,013	$9,659
03/16	$9,960	$9,625	$10,118
04/16	$10,037	$9,777	$10,265
05/16	$10,028	$9,832	$10,225
06/16	$10,062	$9,722	$10,317
07/16	$10,344	$10,133	$10,574
08/16	$10,259	$10,141	$10,553
09/16	$10,328	$10,195	$10,610
10/16	$10,071	$9,998	$10,360
11/16	$10,011	$10,142	$10,228
12/16	$10,139	$10,384	$10,327
01/17	$10,362	$10,635	$10,510
02/17	$10,602	$10,930	$10,681
03/17	$10,714	$11,046	$10,746
04/17	$10,894	$11,210	$10,886
05/17	$11,108	$11,447	$11,085
06/17	$11,134	$11,491	$11,102
07/17	$11,391	$11,766	$11,328
08/17	$11,459	$11,783	$11,392
09/17	$11,641	$12,047	$11,469
10/17	$11,822	$12,275	$11,555
11/17	$12,098	$12,541	$11,745
12/17	$12,220	$12,710	$11,844
01/18	$12,746	$13,381	$12,228
02/18	$12,265	$12,827	$11,920
03/18	$12,166	$12,547	$11,854
04/18	$12,157	$12,692	$11,827
05/18	$12,211	$12,771	$11,819
06/18	$12,148	$12,765	$11,790
07/18	$12,428	$13,164	$11,964
08/18	$12,563	$13,327	$12,044
09/18	$12,590	$13,401	$12,026
10/18	$11,845	$12,417	$11,517
11/18	$11,954	$12,558	$11,601
12/18	$11,418	$11,603	$11,277
01/19	$12,047	$12,506	$11,802
02/19	$12,273	$12,882	$11,945
03/19	$12,411	$13,051	$12,098
04/19	$12,558	$13,514	$12,295
05/19	$12,185	$12,734	$12,023
06/19	$12,775	$13,573	$12,553
07/19	$12,785	$13,640	$12,567
08/19	$12,670	$13,361	$12,566
09/19	$12,749	$13,646	$12,636
10/19	$12,907	$13,993	$12,838
11/19	$13,123	$14,383	$12,969
12/19	$13,449	$14,814	$13,201
01/20	$13,389	$14,723	$13,245
02/20	$12,522	$13,479	$12,729
03/20	$11,380	$11,695	$11,744
04/20	$11,646	$12,973	$12,501
05/20	$11,892	$13,599	$12,831
06/20	$12,059	$13,959	$13,057
07/20	$12,493	$14,627	$13,578
08/20	$12,856	$15,604	$14,021
09/20	$12,635	$15,066	$13,754
10/20	$12,425	$14,604	$13,550
11/20	$13,156	$16,471	$14,539
12/20	$13,557	$17,169	$14,945
01/21	$13,407	$16,999	$14,805
02/21	$13,447	$17,434	$14,867
03/21	$13,668	$18,014	$14,971
04/21	$14,098	$18,853	$15,414
05/21	$14,289	$19,124	$15,598
06/21	$14,369	$19,409	$15,645
07/21	$14,640	$19,757	$15,890
08/21	$14,856	$20,249	$16,054
09/21	$14,299	$19,408	$15,578
10/21	$14,897	$20,507	$16,001
11/21	$14,681	$20,058	$15,802
12/21	$15,176	$20,915	$16,129
01/22	$14,454	$19,808	$15,537
02/22	$14,196	$19,307	$15,248
03/22	$14,072	$19,837	$15,225
04/22	$13,124	$18,189	$14,175
05/22	$13,176	$18,203	$14,200
06/22	$12,475	$16,626	$13,357
07/22	$12,990	$17,946	$14,030
08/22	$12,407	$17,196	$13,459
09/22	$11,596	$15,598	$12,488
10/22	$11,892	$16,718	$12,894
11/22	$12,627	$17,880	$13,645
12/22	$12,539	$17,121	$13,392
01/23	$13,010	$18,332	$14,086
02/23	$12,572	$17,891	$13,683
03/23	$12,944	$18,444	$14,110
04/23	$13,098	$18,768	$14,265
05/23	$12,791	$18,580	$14,054
06/23	$13,207	$19,704	$14,479
07/23	$13,416	$20,366	$14,772
08/23	$13,199	$19,879	$14,495
09/23	$12,700	$19,022	$13,970
10/23	$12,480	$18,470	$13,684
11/23	$13,326	$20,202	$14,671
12/23	$13,895	$21,193	$15,336
01/24	$13,953	$21,448	$15,322
02/24	$14,254	$22,357	$15,550
03/24	$14,591	$23,075	$15,843
04/24	$14,080	$22,218	$15,349
05/24	$14,567	$23,210	$15,792
06/24	$14,660	$23,683	$15,964
07/24	$15,043	$24,100	$16,325
08/24	$15,437	$24,737	$16,734
09/24	$15,611	$25,190	$17,030
10/24	$15,194	$24,690	$16,575
11/24	$15,553	$25,823	$16,984
12/24	$15,089	$25,150	$16,580
01/25	$15,437	$26,038	$16,920
02/25	$15,530	$25,850	$16,980
03/25	$15,286	$24,700	$16,655
04/25	$15,402	$24,919	$16,973
05/25	$15,739	$26,394	$17,446
06/25	$16,156	$27,533	$17,987

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	10.21%	6.02%	4.91%
MSCI World Index	16.26%	14.55%	10.66%
GDMA Index	12.67%	6.62%	6.05%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$211,207,426
# of Portfolio Holdings	515
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$632,928

Top 10 Holdings (% of Net Assets)

iShares MSCI World ETF	4.0%
U.S. Treasury Notes 4.125% due 11/15/32	2.1%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.7%
Apple, Inc.	1.4%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Novartis AG	1.0%
Alphabet, Inc., Class C	0.9%
Meta Platforms, Inc., Class A	0.9%

Sector Allocation (% of Net Assets)

Sovereign Debt	22.1%
Financials	14.5%
Information Technology	12.1%
Industrials	8.3%
Consumer Staples	7.4%
Communication Services	6.4%
Health Care	6.1%
Consumer Discretionary	6.0%
U.S. Treasury Securities	4.9%
Exchange-Traded Funds	4.0%
Other (includes short-term investments)	8.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Retirement Series

Semi-Annual Financial Statements

June 30, 2025

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small Cap Equity Select Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Retirement Emerging Markets Equity Portfolio
7	Lazard Retirement Global Dynamic Multi-Asset Portfolio
35	Lazard Retirement International Equity Portfolio
41	Lazard Retirement US Small Cap Equity Select Portfolio
47	Abbreviations (N-CSR Item 7)
48	Statements of Assets and Liabilities (N-CSR Item 7)
50	Statements of Operations (N-CSR Item 7)
52	Statements of Changes in Net Assets (N-CSR Item 7)
55	Financial Highlights (N-CSR Item 7)
64	Notes to Financial Statements (N-CSR Item 7)
89	Other Information (N-CSR Item 7)
90	Additional Information (N-CSR Items 8-11)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements   1

Lazard Retirement Series, Inc. Portfolios of Investments
June 30, 2025 (N-CSR Item 7) (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 96.8%

Brazil | 11.7%
Arcos Dorados Holdings, Inc., Class A	221,993	$1,751,525
Banco do Brasil SA	1,119,604	4,552,107
BB Seguridade Participacoes SA	958,800	6,317,763
Engie Brasil Energia SA	353,898	2,957,889
Motiva Infraestrutura de Mobilidade SA	1,271,850	3,228,141
Petroleo Brasileiro SA - Petrobras ADR	318,438	3,983,660
PRIO SA (*)	430,800	3,361,970
Rede D’Or Sao Luiz SA (#)	444,800	2,899,784
Suzano SA	237,700	2,240,455
Vale SA ADR	400,680	3,890,603
Vibra Energia SA	1,134,800	4,524,078
		39,707,975

Chile | 0.3%
Sociedad Quimica y Minera de Chile SA ADR	27,712	977,402

China | 23.1%
Alibaba Group Holding Ltd.	353,000	5,009,608
Anhui Conch Cement Co. Ltd., Class H	1,261,875	3,212,226
China Construction Bank Corp., Class H	10,273,038	10,379,946
China Medical System Holdings Ltd.	2,942,000	4,506,308
China Merchants Bank Co. Ltd., Class H	883,237	6,181,821
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,245,400	2,830,926
ENN Natural Gas Co. Ltd., Class A	1,062,720	2,802,219
Gree Electric Appliances, Inc. of Zhuhai, Class A	351,398	2,205,607
Hengan International Group Co. Ltd.	983,527	2,825,786
Huayu Automotive Systems Co. Ltd., Class A	1,031,396	2,540,673
Lenovo Group Ltd.	2,016,000	2,426,064
Midea Group Co. Ltd., Class A	371,900	3,742,228
NetEase, Inc.	189,700	5,116,811
Ping An Insurance Group Co. of China Ltd., Class H	733,000	4,666,632
Sinopharm Group Co. Ltd., Class H	2,026,397	4,750,299
Tencent Holdings Ltd.	46,500	2,986,560
Tingyi Cayman Islands Holding Corp.	2,880,000	4,222,055
Want Want China Holdings Ltd.	4,665,000	3,259,668
Weichai Power Co. Ltd., Class H	2,275,958	4,630,231
		78,295,668

The accompanying notes are an integral part of these financial statements.

2   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Egypt | 0.8%
Commercial International Bank - Egypt (CIB) GDR	1,590,552	$2,672,895

Greece | 2.9%
Metlen Energy & Metals SA	44,236	2,402,558
National Bank of Greece SA	403,448	5,158,151
OPAP SA	99,933	2,269,188
		9,829,897

Hong Kong | 0.7%
ASMPT Ltd.	306,888	2,251,092

Hungary | 3.0%
MOL Hungarian Oil & Gas PLC	407,509	3,548,231
OTP Bank Nyrt	85,223	6,807,411
		10,355,642

India | 4.8%
Axis Bank Ltd.	184,933	2,584,917
Indus Towers Ltd. (*)	1,503,616	7,385,543
Tata Consultancy Services Ltd.	55,930	2,258,624
UPL Ltd.	524,504	4,045,637
		16,274,721

Indonesia | 3.7%
Astra International Tbk. PT	10,484,404	2,906,637
Bank Mandiri Persero Tbk. PT	12,378,360	3,723,743
Telkom Indonesia Persero Tbk. PT ADR	232,906	3,945,428
United Tractors Tbk. PT	1,388,700	1,839,966
		12,415,774

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Mexico | 7.7%
America Movil SAB de CV ADR	244,892	$4,393,363
Cemex SAB de CV ADR	374,676	2,596,505
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,626	4,506,522
Grupo Financiero Banorte SAB de CV, Class O	636,165	5,814,971
Grupo Mexico SAB de CV Series B	591,272	3,581,442
Kimberly-Clark de Mexico SAB de CV, Class A	1,576,989	2,885,131
Ternium SA ADR	77,454	2,331,365
		26,109,299

Peru | 0.8%
Credicorp Ltd.	11,945	2,669,947

Philippines | 0.8%
International Container Terminal Services, Inc.	392,210	2,869,507

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2

South Africa | 7.0%
Bidvest Group Ltd.	260,596	3,445,886
Life Healthcare Group Holdings Ltd.	2,683,213	2,164,998
Nedbank Group Ltd.	334,923	4,598,858
Sanlam Ltd.	854,179	4,281,872
Standard Bank Group Ltd.	355,066	4,577,743
Vodacom Group Ltd.	586,470	4,532,529
		23,601,886

South Korea | 11.7%
Coway Co. Ltd.	51,372	3,685,542
Hyundai Mobis Co. Ltd.	14,493	3,074,781
KB Financial Group, Inc.	88,828	7,298,299
Kia Corp.	40,432	2,894,891

The accompanying notes are an integral part of these financial statements.

4   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

KT Corp.	91,481	$3,776,271
KT&G Corp.	27,971	2,644,336
Shinhan Financial Group Co. Ltd.	128,897	5,863,449
SK Hynix, Inc.	48,293	10,460,678
		39,698,247

Taiwan | 13.5%
ASE Technology Holding Co. Ltd.	1,217,000	6,097,356
Globalwafers Co. Ltd.	229,000	2,352,274
MediaTek, Inc.	133,000	5,662,790
Novatek Microelectronics Corp.	236,000	4,404,966
Quanta Computer, Inc.	363,000	3,394,677
Taiwan Semiconductor Manufacturing Co. Ltd.	441,989	15,958,457
Wiwynn Corp.	52,000	4,480,863
Yageo Corp.	217,993	3,602,222
		45,953,605

Thailand | 1.4%
Kasikornbank PCL	612,169	2,899,148
PTT Exploration & Production PCL (‡)	603,100	2,031,436
		4,930,584

Turkey | 0.7%
BIM Birlesik Magazalar AS	193,953	2,425,736

United Kingdom | 1.2%
Unilever PLC	64,710	3,945,514

United States | 1.0%
Schlumberger NV	100,046	3,381,555

Total Common Stocks (Cost $252,781,439)		328,366,948

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   5

Description	Principal Amount (000)	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Repurchase Agreements | 2.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $9,678,600 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $9,812,482) Proceeds of $9,621,170 (Cost $9,620,000)	$9,620	$9,620,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $466,148)	466,148	$466,148

Total Investments | 99.8% (Cost $262,867,587)		$338,453,096

Cash and Other Assets in Excess of Liabilities | 0.2%		513,641

Net Assets | 100.0%		$338,966,737

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 0.9% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

6   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 53.7%

Australia | 0.8%
AGL Energy Ltd.	31,777	$204,184
Computershare Ltd. ADR	9,144	237,927
Evolution Mining Ltd.	37,815	197,228
Northern Star Resources Ltd.	29,468	364,482
OceanaGold Corp.	7,149	100,898
Qantas Airways Ltd.	53,419	377,650
Ramelius Resources Ltd.	44,483	74,959
Westgold Resources Ltd.	39,998	76,848
		1,634,176

Bermuda | 0.5%
Hamilton Insurance Group Ltd., Class B (*)	16,081	347,671
RenaissanceRe Holdings Ltd.	2,628	638,341
		986,012

Brazil | 0.1%
MercadoLibre, Inc. (*)	74	193,409

Canada | 2.1%
Agnico Eagle Mines Ltd.	2,831	337,288
Barrick Mining Corp.	22,390	466,133
Canadian Natural Resources Ltd.	3,128	98,314
CGI, Inc.	1,334	140,096
Empire Co. Ltd., Class A	7,380	306,256
Fairfax Financial Holdings Ltd.	376	678,691
Fortuna Mining Corp. (*)	11,381	74,467
Hydro One Ltd. (#)	2,302	82,951
Kinross Gold Corp.	27,962	436,961
Loblaw Cos. Ltd.	4,324	715,242
Metro, Inc.	5,944	466,921
SSR Mining, Inc. (*)	4,300	54,782
Suncor Energy, Inc.	10,241	383,619
Teekay Tankers Ltd., Class A	1,427	59,534
Torex Gold Resources, Inc. (*)	2,974	97,011
		4,398,266

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

China | 0.3%
BOC Hong Kong Holdings Ltd.	142,000	$617,695

Denmark | 0.1%
Carlsberg AS, Class B ADR	6,967	197,584
Novo Nordisk AS, Class B	994	69,359
		266,943

Finland | 0.1%
Kone OYJ ADR	6,216	204,009
Nokia OYJ	17,352	89,729
		293,738

France | 1.5%
BNP Paribas SA	8,017	722,086
Bureau Veritas SA ADR	2,540	174,549
Credit Agricole SA	11,188	211,951
EssilorLuxottica SA ADR	1,296	177,863
Gaztransport Et Technigaz SA	1,588	315,215
Legrand SA ADR	7,448	199,025
LVMH Moet Hennessy Louis Vuitton SE ADR	1,294	135,948
Orange SA	34,693	529,607
Pernod Ricard SA ADR	4,106	82,284
Societe Generale SA	7,488	429,065
TotalEnergies SE	3,158	194,240
		3,171,833

Germany | 0.4%
Allianz SE	584	236,619
Rheinmetall AG	127	268,696
Siemens Energy AG (*)	1,463	169,068
TUI AG (*)	19,290	168,576
		842,959

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Hong Kong | 0.6%
AIA Group Ltd. ADR	4,026	$145,661
CLP Holdings Ltd.	41,000	345,369
HKT Trust & HKT Ltd.	94,000	140,377
Techtronic Industries Co. Ltd. ADR	4,492	248,363
WH Group Ltd. (#)	499,000	480,580
		1,360,350

Ireland | 0.3%
Accenture PLC, Class A	1,538	459,693
AIB Group PLC	13,871	114,115
		573,808

Israel | 0.1%
Bank Leumi Le-Israel BM	5,821	108,319
Wix.com Ltd. (*)	744	117,894
		226,213

Italy | 0.6%
Banco BPM SpA	13,192	154,093
BPER Banca SpA	4,649	42,274
Buzzi SpA	2,167	120,182
Ferrari NV	187	91,685
Intesa Sanpaolo SpA	62,654	361,158
Leonardo SpA	1,939	109,344
Telecom Italia SpA (*)	315,794	155,766
UniCredit SpA	2,132	142,993
		1,177,495

Japan | 4.2%
Activia Properties, Inc. REIT	108	92,107
Asahi Kasei Corp.	30,300	215,234
Central Japan Railway Co.	4,900	109,747
Chugoku Electric Power Co., Inc.	15,700	77,545
Dai-ichi Life Holdings, Inc.	20,500	154,960
Daiichi Sankyo Co. Ltd.	5,600	130,400

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Daito Trust Construction Co. Ltd.	2,300	$250,702
Daiwa House Industry Co. Ltd.	2,500	86,128
Denso Corp.	9,200	124,076
East Japan Railway Co.	9,000	194,232
Electric Power Development Co. Ltd.	19,100	325,464
FANUC Corp. ADR	11,664	158,514
FUJIFILM Holdings Corp.	3,200	69,535
Iyogin Holdings, Inc.	15,500	170,278
Japan Post Bank Co. Ltd.	24,400	263,402
Japan Post Holdings Co. Ltd.	50,000	461,514
Kansai Electric Power Co., Inc.	13,600	160,947
KDDI Corp.	26,900	462,151
Kirin Holdings Co. Ltd.	8,000	112,030
Kuraray Co. Ltd.	11,300	143,358
Kyoto Financial Group, Inc.	8,500	152,365
Kyushu Electric Power Co., Inc.	45,500	406,728
Leopalace21 Corp.	23,100	99,758
MEIJI Holdings Co. Ltd.	10,000	221,267
Mitsubishi Chemical Group Corp.	16,900	88,597
Mitsubishi Electric Corp.	20,800	449,218
Mizuho Financial Group, Inc.	2,900	79,834
Mizuho Financial Group, Inc. ADR	58,588	325,749
MS&AD Insurance Group Holdings, Inc.	14,800	330,132
Nagoya Railroad Co. Ltd.	7,100	80,286
NGK Insulators Ltd.	16,600	208,094
Nintendo Co. Ltd. ADR	5,578	133,984
Nippon Telegraph & Telephone Corp.	450,300	480,885
Orix JREIT, Inc.	88	114,758
Osaka Gas Co. Ltd.	7,100	181,704
Panasonic Holdings Corp.	9,200	98,833
Resona Holdings, Inc. ADR	10,802	198,109
Shizuoka Financial Group, Inc.	4,300	49,854
SoftBank Corp.	255,100	394,222
Sompo Holdings, Inc.	5,500	164,775
Subaru Corp.	4,700	81,659
Sumitomo Mitsui Financial Group, Inc.	3,100	77,717

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Suntory Beverage & Food Ltd.	2,700	$86,428
Tokio Marine Holdings, Inc.	3,800	160,301
Tokyo Electron Ltd.	500	95,460
Toyota Motor Corp.	10,100	173,489
ZOZO, Inc.	14,000	151,132
		8,847,662

Mexico | 0.0%
Fresnillo PLC	4,623	91,382

Monaco | 0.1%
Scorpio Tankers, Inc.	3,781	147,951

Netherlands | 1.1%
Argenx SE ADR (*)	263	144,971
ASM International NV	386	247,399
ASML Holding NV	541	433,552
EXOR NV	840	84,711
Koninklijke Ahold Delhaize NV	10,025	419,122
Koninklijke KPN NV	45,598	222,560
Wolters Kluwer NV	2,030	339,463
Wolters Kluwer NV ADR	2,416	403,134
		2,294,912

Norway | 0.2%
Kongsberg Gruppen ASA	10,125	392,731

Singapore | 0.3%
Jardine Cycle & Carriage Ltd.	4,700	90,131
Sea Ltd. ADR (*)	712	113,877
Singapore Airlines Ltd.	14,600	80,089
Singapore Technologies Engineering Ltd.	30,900	189,360
United Overseas Bank Ltd.	6,900	195,489
		668,946

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Spain | 0.2%
Banco Santander SA	23,254	$192,510
Industria de Diseno Textil SA ADR	18,544	241,999
		434,509

Sweden | 0.3%
Assa Abloy AB ADR	10,788	167,753
Boliden AB (*)	2,539	79,422
Essity AB, Class B	4,469	123,763
Hexagon AB ADR	19,597	196,166
		567,104

Switzerland | 0.2%
ABB Ltd. ADR	7,307	436,009
Logitech International SA	873	78,887
		514,896

United Kingdom | 2.3%
Admiral Group PLC	1,954	87,714
AstraZeneca PLC	2,110	294,256
AstraZeneca PLC ADR	4,172	291,539
Barclays PLC	99,512	460,909
Coca-Cola Europacific Partners PLC	3,486	323,222
Diageo PLC ADR	3,043	306,856
Fidelis Insurance Holdings Ltd.	5,978	99,115
Global Ship Lease, Inc., Class A	4,374	115,080
HSBC Holdings PLC	56,398	682,814
International Consolidated Airlines Group SA	20,120	94,481
NatWest Group PLC	53,907	378,507
RELX PLC ADR	8,609	467,813
Rolls-Royce Holdings PLC	11,698	155,423
Standard Chartered PLC	44,556	738,407
Unilever PLC ADR	5,948	363,839
WNS Holdings Ltd. (*)	1,290	81,580
		4,941,555

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United States | 37.3%
AdaptHealth Corp. (*)	15,326	$144,524
Adobe, Inc. (*)	2,168	838,756
ADT, Inc.	48,466	410,507
Adtalem Global Education, Inc. (*)	819	104,201
AES Corp.	10,297	108,324
Airbnb, Inc., Class A (*)	1,330	176,012
Akamai Technologies, Inc. (*)	1,256	100,179
Alexandria Real Estate Equities, Inc. REIT	1,071	77,787
Allison Transmission Holdings, Inc.	882	83,781
Allstate Corp.	888	178,763
Alphabet, Inc., Class A	1,931	340,300
Alphabet, Inc., Class C	10,918	1,936,744
Altria Group, Inc.	5,336	312,850
Amazon.com, Inc. (*)	16,048	3,520,771
Amdocs Ltd.	1,191	108,667
Ameren Corp.	846	81,250
American Electric Power Co., Inc.	3,389	351,643
American Express Co.	615	196,173
American International Group, Inc.	1,828	156,458
American Tower Corp. REIT	1,620	358,052
Amphenol Corp., Class A	4,840	477,950
Aon PLC, Class A	1,167	416,339
Apple, Inc.	14,016	2,875,663
Applied Industrial Technologies, Inc.	767	178,289
AppLovin Corp., Class A (*)	392	137,231
AptarGroup, Inc.	2,254	352,593
Assurant, Inc.	513	101,312
AT&T, Inc.	2,759	79,845
Atlassian Corp., Class A (*)	925	187,858
Atmos Energy Corp.	1,955	301,285
Automatic Data Processing, Inc.	305	94,062
Avery Dennison Corp.	750	131,602
Axis Capital Holdings Ltd.	1,920	199,334
Bank of America Corp.	6,169	291,917
Bank of New York Mellon Corp.	857	78,081

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

BGC Group, Inc., Class A	8,691	$88,909
Biogen, Inc. (*)	1,534	192,655
BJ’s Wholesale Club Holdings, Inc. (*)	2,313	249,411
Booking Holdings, Inc.	102	590,502
Booz Allen Hamilton Holding Corp.	3,925	408,710
Boston Scientific Corp. (*)	688	73,898
Brady Corp., Class A	1,145	77,826
Brinker International, Inc. (*)	753	135,788
Bristol-Myers Squibb Co.	2,295	106,236
Broadcom, Inc.	4,504	1,241,528
Cal-Maine Foods, Inc.	2,361	235,226
Cardinal Health, Inc.	1,761	295,848
Carnival PLC ADR (*)	4,009	102,270
Cboe Global Markets, Inc.	1,429	333,257
Cencora, Inc.	615	184,408
Centene Corp. (*)	2,840	154,155
Charles Schwab Corp.	5,379	490,780
Chemed Corp.	508	247,360
Cheniere Energy, Inc.	404	98,382
Chevron Corp.	693	99,231
Chubb Ltd.	348	100,823
Cigna Group	740	244,629
Cirrus Logic, Inc. (*)	4,366	455,177
Cisco Systems, Inc.	1,342	93,108
Clear Secure, Inc., Class A	6,132	170,224
Clorox Co.	625	75,044
CME Group, Inc.	1,025	282,510
CMS Energy Corp.	2,836	196,478
Coca-Cola Co.	6,252	442,329
Colgate-Palmolive Co.	6,910	628,119
Comfort Systems USA, Inc.	1,418	760,346
Concentra Group Holdings Parent, Inc.	6,938	142,715
Copart, Inc. (*)	12,040	590,803
Corpay, Inc. (*)	419	139,033
Costco Wholesale Corp.	434	429,634
Coterra Energy, Inc.	5,311	134,793

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Coursera, Inc. (*)	10,721	$93,916
CRH PLC	6,394	586,969
CSG Systems International, Inc.	2,710	176,990
Curtiss-Wright Corp.	814	397,680
Danaher Corp.	1,424	281,297
Darden Restaurants, Inc.	553	120,537
DHT Holdings, Inc.	7,298	78,891
Docusign, Inc. (*)	1,383	107,722
Eaton Corp. PLC	282	100,671
Electronic Arts, Inc.	2,002	319,719
Elevance Health, Inc.	320	124,467
Eli Lilly & Co.	766	597,120
EMCOR Group, Inc.	341	182,397
Encompass Health Corp.	1,147	140,657
Ensign Group, Inc.	491	75,742
Entergy Corp.	1,017	84,533
EOG Resources, Inc.	2,664	318,641
Equifax, Inc.	894	231,877
Equitable Holdings, Inc.	4,035	226,363
Euronet Worldwide, Inc. (*)	2,733	277,072
EverQuote, Inc., Class A (*)	4,344	105,038
Exelixis, Inc. (*)	2,231	98,331
Exelon Corp.	2,349	101,994
Exxon Mobil Corp.	1,836	197,921
F5, Inc. (*)	856	251,938
Fidelity National Information Services, Inc.	1,521	123,825
Fiserv, Inc. (*)	3,565	614,642
Fortinet, Inc. (*)	1,974	208,691
Fox Corp., Class A	6,034	338,145
FTI Consulting, Inc. (*)	462	74,613
Gap, Inc.	3,794	82,747
Garmin Ltd.	749	156,331
GE Vernova, Inc.	192	101,597
Gen Digital, Inc.	5,514	162,112
General Dynamics Corp.	1,555	453,531
General Mills, Inc.	4,255	220,452

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

General Motors Co.	3,489	$171,694
Gilead Sciences, Inc.	4,749	526,522
Global Payments, Inc.	6,648	532,106
Grand Canyon Education, Inc. (*)	454	85,806
GSK PLC	20,253	386,078
H&R Block, Inc.	4,111	225,653
Hartford Insurance Group, Inc.	4,759	603,774
HCA Healthcare, Inc.	554	212,237
HealthEquity, Inc. (*)	1,806	189,197
Hess Midstream LP, Class A	2,035	78,368
Hewlett Packard Enterprise Co.	6,807	139,203
Horace Mann Educators Corp.	1,913	82,202
Hormel Foods Corp.	5,551	167,918
HP, Inc.	2,894	70,787
Humana, Inc.	364	88,991
Illinois Tool Works, Inc.	576	142,416
Impinj, Inc. (*)	445	49,426
Ingredion, Inc.	532	72,150
Intercontinental Exchange, Inc.	2,406	441,429
Intuit, Inc.	1,082	852,216
IQVIA Holdings, Inc. (*)	1,473	232,130
Jackson Financial, Inc., Class A	1,436	127,502
Johnson & Johnson	5,013	765,736
Juniper Networks, Inc.	5,728	228,719
Kimberly-Clark Corp.	4,148	534,760
KLA Corp.	200	179,148
Kroger Co.	3,323	238,359
Lam Research Corp.	1,101	107,171
Laureate Education, Inc. (*)	3,791	88,634
Lennox International, Inc.	207	118,661
Lockheed Martin Corp.	2,777	1,286,140
Manhattan Associates, Inc. (*)	427	84,320
Maplebear, Inc. (*)	3,434	155,354
Marvell Technology, Inc.	1,880	145,512
MasTec, Inc. (*)	522	88,964
MasterCard, Inc., Class A	1,139	640,050

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Mattel, Inc. (*)	8,121	$160,146
Maximus, Inc.	1,589	111,548
McDonald’s Corp.	959	280,191
McGrath RentCorp	1,049	121,642
McKesson Corp.	131	95,994
MDA Space Ltd. (*)	3,898	100,502
Merck & Co., Inc.	18,807	1,488,762
Meta Platforms, Inc., Class A	2,463	1,817,916
Micron Technology, Inc.	2,409	296,909
Microsoft Corp.	7,348	3,654,969
Molson Coors Beverage Co., Class B	1,224	58,862
Monolithic Power Systems, Inc.	65	47,540
Morningstar, Inc.	623	195,578
Motorola Solutions, Inc.	605	254,378
Nasdaq, Inc.	9,483	847,970
National HealthCare Corp.	654	69,985
NetApp, Inc.	1,193	127,114
Netflix, Inc. (*)	879	1,177,095
NETGEAR, Inc. (*)	2,980	86,629
Neurocrine Biosciences, Inc. (*)	855	107,465
NewMarket Corp.	112	77,376
Newmont Corp.	2,875	167,497
NIKE, Inc., Class B	1,950	138,528
NMI Holdings, Inc. (*)	3,321	140,113
Northrop Grumman Corp.	535	267,489
Novartis AG	17,228	2,084,158
Nutanix, Inc., Class A (*)	1,274	97,385
NVIDIA Corp.	25,426	4,017,054
Omega Healthcare Investors, Inc.	4,146	151,951
Ovintiv, Inc.	3,643	138,616
Palantir Technologies, Inc., Class A (*)	1,136	154,860
PayPal Holdings, Inc. (*)	1,138	84,576
PepsiCo, Inc.	5,240	691,890
Pfizer, Inc.	11,383	275,924
PG&E Corp.	5,825	81,200
Philip Morris International, Inc.	2,728	496,851
Pinnacle West Capital Corp.	4,164	372,553

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Pinterest, Inc., Class A (*)	7,237	$259,519
PJT Partners, Inc., Class A	414	68,314
Plexus Corp. (*)	868	117,449
Portland General Electric Co.	14,180	576,133
Prestige Consumer Healthcare, Inc. (*)	648	51,743
Primoris Services Corp.	3,362	262,034
Procter & Gamble Co.	2,398	382,049
PTC, Inc. (*)	1,552	267,472
Qorvo, Inc. (*)	1,780	151,140
QUALCOMM, Inc.	3,409	542,917
Quanta Services, Inc.	590	223,067
Republic Services, Inc.	316	77,929
Roche Holding AG	1,538	502,788
Rockwell Automation, Inc.	751	249,460
Royal Caribbean Cruises Ltd.	351	109,912
Royalty Pharma PLC, Class A	3,190	114,936
S&P Global, Inc.	876	461,906
Salesforce, Inc.	1,493	407,126
SBA Communications Corp. REIT	1,989	467,097
ServiceNow, Inc. (*)	547	562,360
Sila Realty Trust, Inc. REIT	3,213	76,052
Simon Property Group, Inc. REIT	1,449	232,941
Southwest Gas Holdings, Inc.	2,498	185,826
Sterling Infrastructure, Inc. (*)	550	126,901
Stride, Inc. (*)	478	69,401
Supernus Pharmaceuticals, Inc. (*)	2,573	81,101
Synchrony Financial	1,487	99,242
Targa Resources Corp.	709	123,423
Target Corp.	3,117	307,492
Tenet Healthcare Corp. (*)	1,044	183,744
Tesla, Inc. (*)	2,609	828,775
Texas Instruments, Inc.	1,646	341,743
Thermo Fisher Scientific, Inc.	639	259,089
TJX Cos., Inc.	5,247	647,952
Toro Co.	1,367	96,620
Trane Technologies PLC	451	197,272
Uber Technologies, Inc. (*)	986	91,994
UGI Corp.	4,335	157,881

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Therapeutics Corp. (*)	355	$102,009
Uniti Group, Inc. REIT	14,794	63,910
Universal Corp.	1,557	90,680
Universal Health Services, Inc., Class B	3,192	578,231
Urban Outfitters, Inc. (*)	1,211	87,846
Verizon Communications, Inc.	13,397	579,688
Visa, Inc., A Shares	1,473	522,989
Walt Disney Co.	9,088	1,127,003
Western Union Co.	30,074	253,223
Workday, Inc., Class A (*)	628	150,720
Xcel Energy, Inc.	8,672	590,563
Zoetis, Inc.	1,854	289,131
		78,673,759

Total Common Stocks (Cost $85,677,214)		113,318,304

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 12.7%

Australia | 0.3%
Telstra Group Ltd., 4.000%, 04/19/27 (**)	AUD	1,000	$659,552

Canada | 0.4%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	435	430,431
Toronto-Dominion Bank, 5.141%, 09/13/28 (**)	USD	485	501,386
			931,817

Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	7,245	1,128,817

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Germany | 0.6%
Commerzbank AG, 3.375%, 12/12/25 (**)	EUR	410	$486,001
Mercedes-Benz Group AG, 0.750%, 09/10/30 (**)	EUR	655	693,173
			1,179,174

Japan | 0.1%
NTT Finance Corp., 4.239%, 07/25/25 (#)	USD	200	199,932

Norway | 0.5%
DNB Boligkreditt AS, 5.030% (3 Month NOK NIBOR + 0.450%), 02/08/28 (§)	NOK	10,000	996,696

Singapore | 0.2%
Temasek Financial I Ltd., 2.750%, 08/28/34 (**)	CNY	3,080	444,452

Sweden | 0.1%
Swedbank Hypotek AB, 3.000%, 03/28/29 (**)	SEK	2,300	248,864

Switzerland | 0.8%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	390	340,970
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 405, 2.000%, 10/30/25 (**)	CHF	355	450,194
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap + 1.600%), 03/17/32 (**), (§)	EUR	635	803,336
			1,594,500

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 0.9%
Ashtead Capital, Inc., 4.250%, 11/01/29 (**)	USD	1,295	$1,268,069
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30 (**)	GBP	480	601,611
			1,869,680

United States | 8.3%
Adobe, Inc.:
2.300%, 02/01/30	USD	545	502,566
4.950%, 04/04/34	USD	333	339,623
American Express Co., 5.442% (SOFR+1.320%), 01/30/36 (§)	USD	365	372,595
Amgen, Inc., 3.000%, 02/22/29	USD	1,070	1,022,331
Apple, Inc., 1.650%, 02/08/31	USD	430	375,375
AT&T, Inc., 3.500%, 06/01/41	USD	765	600,116
Bank of America Corp., 1.978% (CDOR 3 Month+0.600%), 09/15/27 (§)	CAD	270	195,520
Clean Harbors, Inc., 4.875%, 07/15/27 (**)	USD	380	378,136
Comcast Corp., 4.650%, 02/15/33	USD	730	725,463
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	332	341,680
Eaton Corp., 4.150%, 11/02/42	USD	510	438,916
Goldman Sachs Group, Inc., 0.750%, 03/23/32 (**)	EUR	930	936,169
Home Depot, Inc., 5.875%, 12/16/36	USD	455	487,940
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	1,010	764,960

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Johnson Controls International PLC/ Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	685	$601,251
JPMorgan Chase & Co., 3.540% (SOFR+1.642%), 05/01/28 (§)	USD	475	467,969
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	98	95,050
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	705	712,431
McDonald’s Corp., 4.857%, 05/21/31	CAD	500	386,697
Microsoft Corp., 3.500%, 11/15/42	USD	1,115	903,409
Morgan Stanley, 3.625%, 01/20/27	USD	190	188,364
Oracle Corp., 5.250%, 02/03/32	USD	545	559,053
PepsiCo, Inc., 2.875%, 10/15/49	USD	395	259,437
Procter & Gamble Co.:
1.200%, 10/29/30	USD	65	56,104
4.550%, 01/29/34	USD	218	218,643
Prologis Euro Finance LLC, 0.500%, 02/16/32	EUR	760	749,990
Prologis LP, 3.250%, 09/11/29 (**)	CNY	2,940	418,003
Schneider Electric SE, 0.875%, 12/13/26 (**)	EUR	900	1,039,879
Starbucks Corp., 4.450%, 08/15/49	USD	490	400,712
Stryker Corp., 4.250%, 09/11/29	USD	790	788,700
Sysco Corp., 2.400%, 02/15/30	USD	540	493,935
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	155	140,912

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Rentals North America, Inc., 4.875%, 01/15/28	USD	730	$727,089
Verizon Communications, Inc., 3.875%, 02/08/29	USD	569	561,894
Waste Management, Inc., 4.800%, 03/15/32	USD	367	372,523
			17,623,435

Total Corporate Bonds (Cost $25,968,888)			26,876,919

Description	Shares	Fair Value

Exchange-Traded Funds | 4.0%
iShares MSCI World ETF (Cost $8,429,953)	50,300	$8,519,814

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 17.6%

Australia | 0.5%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	785	$450,853
Queensland Treasury Corp.:
1.250%, 03/10/31 (**)	AUD	875	493,035
4.750%, 02/02/34 (**)	AUD	285	188,586
			1,132,474

Bermuda | 1.1%
Bermuda Government International Bonds:
3.717%, 01/25/27 (**)	USD	1,080	1,065,809
2.375%, 08/20/30 (#)	USD	1,360	1,204,875
			2,270,684

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Canada | 1.1%
British Columbia, 3.200%, 06/18/44	CAD	1,140	$705,465
Quebec, 1.850%, 02/13/27	CAD	1,060	768,501
Vancouver, 2.900%, 11/20/25	CAD	1,020	749,628
			2,223,594

Chile | 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/28 (**)	CLP	355,000	375,483
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,120	1,140,381
			1,515,864

Colombia | 0.4%
Colombia Government International Bonds:
9.850%, 06/28/27	COP	1,988,000	478,782
8.000%, 04/20/33	USD	400	413,800
			892,582

Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31 (**)	USD	810	833,490

Croatia | 0.3%
Croatia Government International Bonds, 1.750%, 03/04/41 (**)	EUR	590	536,880

Czech Republic | 0.3%
Czech Republic Government Bonds, 3.360% (PRIBOR 6 Month-0.100%), 11/19/27 (**), (§)	CZK	11,330	538,127

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Denmark | 0.3%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	4,150	$570,734

Estonia | 0.0%
Estonia Government International Bonds, 3.250%, 01/17/34 (**)	EUR	75	88,528

France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39 (**)	EUR	830	785,456

Hungary | 0.4%
Hungary Government Bonds, 3.250%, 10/22/31	HUF	183,080	447,707
Hungary Government International Bonds, 1.750%, 06/05/35 (**)	EUR	526	490,533
			938,240

Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31 (**)	EUR	1,135	1,260,999

Israel | 0.4%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	2,925	877,223

Italy | 0.9%
Italy Buoni Poliennali Del Tesoro:
4.000%, 04/30/35 (**)	EUR	765	954,314
3.650%, 08/01/35 (**)	EUR	765	917,547
			1,871,861

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan | 2.0%
Japan Government Forty Year Bonds, 1.400%, 03/20/55	JPY	261,000	$1,300,152
Japan Government Twenty Year Bonds:
0.500%, 12/20/40	JPY	79,950	440,537
2.000%, 12/20/44	JPY	110,900	729,026
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	253,000	1,753,686
			4,223,401

Mexico | 0.8%
Mexico Bonos, 8.500%, 05/31/29	MXN	22,800	1,211,980
Mexico Government International Bonds, 6.750%, 09/27/34	USD	355	376,833
			1,588,813

New Zealand | 0.9%
Housing New Zealand Ltd., 3.420%, 10/18/28 (**)	NZD	650	390,967
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29 (**)	NZD	1,735	966,705
2.000%, 04/15/37 (**)	NZD	1,270	553,144
			1,910,816

Norway | 0.2%
Norway Government Bonds, 3.750%, 06/12/35 (**)	NOK	4,800	473,822

Panama | 0.5%
Panama Government International Bonds:
8.875%, 09/30/27	USD	440	476,520
3.875%, 03/17/28	USD	685	664,450
			1,140,970

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Peru | 0.8%
Peru Government Bonds, 5.400%, 08/12/34	PEN	4,275	$1,138,797
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	760	638,780
			1,777,577

Poland | 0.3%
Poland Government Bonds, 5.010% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,195	602,415

Portugal | 0.8%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32 (**)	EUR	1,490	1,641,938

Romania | 0.1%
Romania Government Bonds, 7.200%, 10/28/26	RON	865	200,632

Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	960	819,937

Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35 (**)	EUR	505	514,833

Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42 (**)	EUR	1,705	1,329,095

Switzerland | 0.1%
Swiss Confederation Government Bonds, 1.500%, 07/24/25 (**)	CHF	85	107,225

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   27

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Thailand | 0.5%
Thailand Government Bonds, 1.585%, 12/17/35	THB	33,500	$1,028,147

United Arab Emirates | 0.2%
Abu Dhabi Government International Bonds, 5.000%, 04/30/34 (**)	USD	400	413,700

United Kingdom | 1.4%
U.K. Gilts:
0.875%, 07/31/33 (**)	GBP	1,240	1,306,856
4.500%, 03/07/35 (**)	GBP	350	480,639
1.250%, 10/22/41 (**)	GBP	975	786,271
4.375%, 07/31/54 (**)	GBP	395	469,651
			3,043,417

Total Foreign Government Obligations (Cost $35,299,214)			37,153,474

Quasi Government Bonds | 0.9%

Germany | 0.9%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28 (**)	EUR	535	588,878
1.750%, 09/14/29	USD	935	862,364
0.000%, 04/18/36	USD	770	479,689

Total Quasi Government Bonds (Cost $1,903,667)			1,930,931

Supranational Bonds | 4.5%
Asian Development Bank:
6.200%, 10/06/26	INR	41,460	482,746
2.950%, 06/05/29	EUR	340	409,710

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

European Bank for Reconstruction & Development:
30.000%, 08/25/25	TRY	12,420	$304,011
28.000%, 09/27/27	TRY	19,080	434,073
4.250%, 02/07/28	IDR	10,490,000	620,548
European Investment Bank, 1.000%, 01/28/28 (**)	CAD	1,310	919,655
European Union:
2.750%, 02/04/33 (**)	EUR	395	464,186
0.400%, 02/04/37 (**)	EUR	715	618,110
Inter-American Development Bank, 5.100%, 11/17/26	IDR	9,660,000	588,644
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	742	475,123
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,198	785,838
1.250%, 03/16/26	NOK	8,610	837,709
1.125%, 09/13/28	USD	503	463,121
9.500%, 02/09/29	BRL	6,535	1,110,316
International Finance Corp.:
2.125%, 04/07/26	USD	385	379,260
1.500%, 04/15/35	AUD	1,171	568,294

Total Supranational Bonds (Cost $9,844,881)			9,461,344

U.S. Municipal Bonds | 0.7%

United States | 0.7%
California:
7.550%, 04/01/39	USD	625	749,051
5.875%, 10/01/41	USD	820	840,029

Total U.S. Municipal Bonds (Cost $1,723,436)			1,589,080

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

U.S. Treasury Securities | 4.9%
U.S. Treasury Bonds:
1.750%, 08/15/41	USD	3,661	$2,430,561
4.750%, 02/15/45	USD	470	467,503
3.625%, 02/15/53	USD	1,747	1,426,125
U.S. Treasury Inflation-Indexed Notes:
1.250%, 04/15/28 (††)	USD	444	442,961
2.125%, 01/15/35 (††)	USD	391	397,698
U.S. Treasury Notes:
4.125%, 11/15/32	USD	4,450	4,480,768
4.375%, 05/15/34	USD	705	715,988

Total U.S. Treasury Securities (Cost $10,229,257)			10,361,604

Description	Shares	Fair Value

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40 (*), (¢) (Cost $0)	431	$0

Short-Term Investments | 0.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $1,374,090)	1,374,090	1,374,090

Total Investments | 99.7% (Cost $180,450,600) (»)		$210,585,560

Cash and Other Assets in Excess of Liabilities | 0.3%		621,866

Net Assets | 100.0%		$211,207,426

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Financial Statements

(*)	Non-income producing security.

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 0.9% of net assets of the Portfolio.

(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. June 30, 2025, these securities amounted to 13.9% of net assets of the Portfolio.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2025.

(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	100,481	USD	64,000	HSB	07/16/25	$2,146	$—
AUD	62,333	USD	40,000	JPM	07/16/25	1,033	—
AUD	774,849	USD	500,411	MSC	07/16/25	9,672	—
AUD	520,000	USD	334,651	SSB	09/25/25	8,188	—
CAD	165,970	USD	120,000	CIT	07/16/25	1,966	—
CAD	109,802	USD	80,000	JPM	07/16/25	690	—
CAD	782,391	USD	571,138	JPM	07/16/25	3,816	—
CAD	560,152	USD	405,032	JPM	07/16/25	6,606	—
CHF	177,620	USD	217,671	HSB	07/16/25	6,579	—
CHF	138,403	USD	169,115	MSC	07/16/25	5,623	—
CHF	470,815	USD	578,227	MSC	07/16/25	16,192	—
CNY	1,229,183	USD	170,000	HSB	07/16/25	1,903	—
CNY	1,910,383	USD	264,000	HSB	07/16/25	3,170	—
CNY	45,487,477	USD	6,272,307	HSB	07/16/25	89,178	—
CZK	1,459,873	USD	66,818	HSB	07/16/25	2,761	—
DKK	1,388,499	USD	212,440	CIT	07/16/25	7,010	—
EUR	4,864,457	USD	5,546,928	CIT	07/16/25	188,452	—
EUR	500,832	USD	570,000	HSB	07/16/25	20,499	—
EUR	762,584	USD	868,000	HSB	07/16/25	31,115	—
EUR	1,279,153	USD	1,459,642	HSB	07/16/25	48,527	—
EUR	1,834,674	USD	2,093,476	HSB	07/16/25	69,675	—
EUR	1,115,022	USD	1,292,883	HSB	09/25/25	27,924	—
GBP	138,644	USD	184,000	HSB	07/16/25	6,321	—
GBP	465,217	USD	616,430	HSB	07/16/25	22,190	—
GBP	72,088	USD	97,356	JPM	07/16/25	1,602	—
GBP	89,932	USD	120,000	JPM	07/16/25	3,453	—
GBP	296,093	USD	399,876	JPM	07/16/25	6,581	—
GBP	418,377	USD	554,384	JPM	07/16/25	19,936	—
GBP	43,096	USD	58,119	SSB	09/25/25	1,069	—
HUF	52,451,012	USD	145,461	HSB	07/16/25	9,032	—
ILS	377,737	USD	107,365	CIT	07/16/25	4,786	—
INR	37,488,959	USD	435,392	HSB	07/16/25	1,477	—
JPY	414,804,126	USD	2,944,754	CIT	07/16/25	—	59,773
JPY	413,219,706	USD	2,933,794	HSB	07/16/25	—	59,833
JPY	38,275,513	USD	270,000	HSB	07/16/25	—	3,792
JPY	68,720,866	USD	487,888	MSC	07/16/25	—	9,931
JPY	59,097,804	USD	416,000	MSC	07/16/25	—	4,972

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	85,676,327	USD	600,416	MSC	07/16/25	$—	$4,533
JPY	57,014,532	USD	396,069	MSC	07/16/25	469	—
KRW	1,342,005,852	USD	953,176	JPM	07/16/25	42,070	—
MXN	3,036,449	USD	157,041	CIT	07/16/25	4,546	—
MXN	3,207,295	USD	158,726	MSC	07/16/25	11,953	—
NOK	1,076,477	USD	106,274	MSC	07/16/25	534	—
NZD	392,951	USD	235,831	HSB	07/16/25	3,797	—
PEN	1,591,403	USD	437,800	JPM	07/16/25	11,273	—
PLN	276,968	USD	73,566	HSB	07/16/25	3,251	—
RON	346,152	USD	78,694	CIT	07/16/25	1,529	—
RON	68,622	USD	15,610	HSB	07/16/25	294	—
RON	114,709	USD	25,718	HSB	07/16/25	867	—
SEK	204,584	USD	21,359	MSC	07/16/25	285	—
SEK	1,212,061	USD	126,448	MSC	07/16/25	1,780	—
SGD	129,817	USD	101,000	CIT	07/16/25	1,203	—
USD	172,013	AUD	269,058	HSB	07/16/25	—	5,107
USD	1,772,138	AUD	2,772,258	JPM	07/16/25	—	52,837
USD	512,537	AUD	801,677	MSC	07/16/25	—	15,206
USD	270,000	AUD	415,539	MSC	07/16/25	—	3,549
USD	261,228	CAD	361,146	CIT	07/16/25	—	4,166
USD	2,065,184	CAD	2,856,114	JPM	07/16/25	—	33,681
USD	510,000	CAD	697,576	JPM	07/16/25	—	2,626
USD	137,712	CAD	190,399	MSC	07/16/25	—	2,205
USD	535,693	CAD	733,146	SSB	09/25/25	—	4,977
USD	152,564	CHF	124,103	HSB	07/16/25	—	4,120
USD	840,288	CHF	683,503	MSC	07/16/25	—	22,656
USD	24,848	CHF	20,000	SSB	09/25/25	—	627
USD	1,180,000	CNY	8,479,445	HSB	07/16/25	—	5,862
USD	440,133	CNY	3,160,644	HSB	07/16/25	—	1,888
USD	353,842	COP	1,539,125,000	HSB	07/16/25	—	22,144
USD	29,523	CZK	649,553	HSB	07/16/25	—	1,435
USD	46,532	DKK	303,790	CIT	07/16/25	—	1,482
USD	948,256	DKK	6,191,050	HSB	07/16/25	—	30,227
USD	425,783	DKK	2,779,761	JPM	07/16/25	—	13,553
USD	26,548	DKK	173,292	MSC	07/16/25	—	840
USD	3,760,000	EUR	3,277,232	CIT	07/16/25	—	103,981
USD	2,907,335	EUR	2,549,628	CIT	07/16/25	—	98,774

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   33

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	880,000	EUR	771,847	HSB	07/16/25	$—	$30,037
USD	533,083	EUR	467,925	HSB	07/16/25	—	18,618
USD	533,631	GBP	400,514	HSB	07/16/25	—	16,168
USD	122,745	GBP	92,635	HSB	07/16/25	—	4,419
USD	800,000	GBP	590,503	JPM	07/16/25	—	10,604
USD	641,604	HKD	5,000,000	HSB	09/25/25	194	—
USD	667,182	HKD	5,200,000	SSB	09/25/25	114	—
USD	170,000	IDR	2,923,660,000	HSB	07/23/25	—	9,944
USD	429,644	ILS	1,578,883	CIT	07/16/25	—	39,128
USD	146,505	ILS	538,981	HSB	07/16/25	—	13,519
USD	273,878	ILS	1,007,161	JPM	07/16/25	—	25,149
USD	440,187	INR	37,488,959	HSB	07/16/25	3,318	—
USD	520,000	JPY	74,539,743	CIT	07/16/25	1,573	—
USD	214,428	JPY	30,204,838	CIT	07/16/25	4,352	—
USD	838,889	JPY	121,765,236	CIT	09/25/25	—	14,742
USD	565,207	JPY	79,813,103	HSB	07/16/25	10,103	—
USD	877,220	JPY	127,333,934	HSB	09/25/25	—	15,451
USD	541,794	JPY	77,349,797	MSC	07/16/25	3,823	—
USD	1,740,000	JPY	247,099,053	MSC	07/16/25	21,415	—
USD	918,934	JPY	133,390,641	SSB	09/25/25	—	16,197
USD	165,158	MXN	3,336,024	CIT	07/16/25	—	12,371
USD	80,061	MXN	1,617,826	JPM	07/16/25	—	6,033
USD	488,290	MXN	9,866,644	MSC	07/16/25	—	36,771
USD	93,767	NOK	983,079	HSB	07/16/25	—	3,774
USD	471,141	NOK	4,735,792	HSB	07/16/25	1,255	—
USD	1,228,439	NOK	12,876,333	JPM	07/16/25	—	49,153
USD	1,006,776	NZD	1,683,200	CIT	07/16/25	—	19,668
USD	510,478	NZD	853,476	HSB	07/16/25	—	9,986
USD	374,696	PEN	1,403,984	CIT	07/16/25	—	21,490
USD	511,653	PEN	1,916,395	HSB	07/16/25	—	29,129
USD	369,718	PLN	1,399,218	HSB	07/16/25	—	18,355
USD	125,478	SGD	163,936	CIT	07/16/25	—	3,585
USD	145,315	SGD	189,866	JPM	07/16/25	—	4,163
USD	429,667	SGD	550,000	SSB	09/25/25	—	5,549
USD	724,719	THB	23,843,475	HSB	07/16/25	—	9,475
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$759,170	$1,018,255

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 96.9%

Australia | 1.0%
Rio Tinto PLC	21,878	$1,274,886

Belgium | 1.2%
KBC Group NV	14,184	1,458,935

Brazil | 0.9%
TOTVS SA	144,000	1,118,743

Canada | 2.8%
Gildan Activewear, Inc.	36,263	1,786,853
Suncor Energy, Inc.	42,016	1,573,884
		3,360,737

China | 2.4%
Contemporary Amperex Technology Co. Ltd., Class A	20,900	735,757
Li Ning Co. Ltd.	497,500	1,074,489
Tencent Holdings Ltd.	16,900	1,085,438
		2,895,684

Denmark | 1.2%
Novo Nordisk AS, Class B	21,181	1,477,967

Finland | 1.1%
Fortum OYJ	73,518	1,377,985

France | 14.0%
Air Liquide SA	9,598	1,982,426
Bureau Veritas SA	59,015	2,035,939
Capgemini SE	9,575	1,638,851
Cie de Saint-Gobain SA	7,397	870,169
Engie SA	107,585	2,533,465
Orange SA	147,548	2,252,397
Pernod Ricard SA	11,001	1,098,902

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   35

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Societe Generale SA	26,856	$1,538,856
Thales SA	9,978	2,939,564
		16,890,569

Germany | 7.8%
Brenntag SE	16,891	1,118,715
Continental AG	12,923	1,127,694
Merck KGaA	10,295	1,333,211
MTU Aero Engines AG	4,397	1,955,335
Puma SE	32,710	893,100
Siemens AG	3,713	952,293
Siemens Healthineers AG (#)	24,761	1,373,566
Zalando SE (#), (*)	21,789	717,384
		9,471,298

Greece | 1.9%
National Bank of Greece SA	181,172	2,316,315

Hong Kong | 3.1%
AIA Group Ltd.	259,600	2,334,524
Techtronic Industries Co. Ltd.	123,000	1,354,911
		3,689,435

Israel | 2.2%
Bank Hapoalim BM	74,523	1,431,209
Wix.com Ltd. (*)	7,601	1,204,455
		2,635,664

Italy | 2.8%
Lottomatica Group SpA	46,405	1,288,105
UniCredit SpA	30,434	2,041,211
		3,329,316

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Japan | 17.8%
Bandai Namco Holdings, Inc.	39,100	$1,399,718
FANUC Corp.	38,000	1,033,675
Kokusai Electric Corp.	56,600	1,352,693
MatsukiyoCocokara & Co.	101,400	2,089,421
Mitsui Fudosan Co. Ltd.	108,100	1,044,295
Mizuho Financial Group, Inc.	66,100	1,819,676
NEC Corp.	66,400	1,944,767
Nippon Sanso Holdings Corp.	43,700	1,652,442
Nitori Holdings Co. Ltd.	10,100	976,772
Otsuka Holdings Co. Ltd.	27,600	1,366,483
Resona Holdings, Inc.	137,300	1,260,197
Shimadzu Corp.	60,600	1,502,937
Shin-Etsu Chemical Co. Ltd.	49,100	1,617,986
Suzuki Motor Corp.	81,600	983,047
Toyo Suisan Kaisha Ltd.	21,600	1,434,073
		21,478,182

Mexico | 0.9%
Arca Continental SAB de CV	102,900	1,087,594

Netherlands | 4.9%
ASML Holding NV	2,876	2,302,662
ING Groep NV	86,353	1,895,004
Universal Music Group NV	51,573	1,673,602
		5,871,268

Singapore | 1.3%
Singapore Telecommunications Ltd.	525,800	1,580,052

South Korea | 1.0%
SK Hynix, Inc.	5,665	1,227,088

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   37

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Spain | 3.6%
Banco Santander SA	182,994	$1,514,930
Bankinter SA	132,207	1,725,720
Industria de Diseno Textil SA	20,777	1,082,678
		4,323,328

Sweden | 2.2%
Hexagon AB, B Shares	148,024	1,487,460
Sandvik AB	48,704	1,117,662
		2,605,122

Switzerland | 2.9%
ABB Ltd.	34,417	2,057,505
Cie Financiere Richemont SA, Class A	7,751	1,465,879
		3,523,384

Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,125	1,613,741

United Kingdom | 12.5%
3i Group PLC	29,479	1,667,528
AstraZeneca PLC	7,865	1,096,836
Coca-Cola Europacific Partners PLC	13,487	1,243,794
Compass Group PLC	48,728	1,650,426
Croda International PLC	39,786	1,599,276
IMI PLC	43,398	1,247,748
JD Sports Fashion PLC	456,883	556,085
RELX PLC	54,575	2,960,412
Unilever PLC	49,873	3,037,722
		15,059,827

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

United States | 6.1%
Amcor PLC CDI	137,262	$1,286,538
Aon PLC, Class A	4,544	1,621,117
Chubb Ltd.	3,493	1,011,992
CRH PLC	10,751	986,942
Experian PLC	21,876	1,126,976
ICON PLC (*)	2,644	384,570
Roche Holding AG	2,781	909,138
		7,327,273

Total Common Stocks (Cost $93,326,935)		116,994,393

Preferred Stocks | 1.1%

Brazil | 1.1%
Itau Unibanco Holding SA (Cost $953,105)	189,380	1,287,955

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 1.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $2,263,700 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $2,295,007) Proceeds of $2,250,274 (Cost $2,250,000)	$2,250	$2,250,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   39

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $120,976)	120,976	$120,976

Total Investments | 100.0% (Cost $96,651,016)		$120,653,324

Cash and Other Assets in Excess of Liabilities | 0.0%		57,610

Net Assets | 100.0%		$120,710,934

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 1.7% of net assets of the Portfolio.

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio

Common Stocks | 98.8%

Aerospace & Defense | 1.3%
StandardAero, Inc.	14,692	$465,002

Automobile Components | 1.3%
Gentherm, Inc. (*)	16,554	468,313

Automobiles | 1.5%
Thor Industries, Inc.	6,274	557,194

Banks | 7.9%
BankUnited, Inc.	25,397	903,879
Commerce Bancshares, Inc.	8,640	537,149
Home BancShares, Inc.	23,056	656,174
Wintrust Financial Corp.	6,716	832,649
		2,929,851

Biotechnology | 6.8%
Arcutis Biotherapeutics, Inc. (*)	34,555	484,461
Aurinia Pharmaceuticals, Inc. (*)	44,763	379,143
Caris Life Sciences, Inc.	14,265	381,161
Janux Therapeutics, Inc. (*)	10,752	248,371
Rhythm Pharmaceuticals, Inc. (*)	8,760	553,544
Soleno Therapeutics, Inc. (*)	2,499	209,366
Vaxcyte, Inc. (*)	7,695	250,165
		2,506,211

Building Products | 2.8%
Hayward Holdings, Inc. (*)	34,770	479,826
Janus International Group, Inc. (*)	67,711	551,168
		1,030,994

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   41

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Capital Markets | 5.0%
DigitalBridge Group, Inc.	34,067	$352,593
StepStone Group, Inc., Class A	14,689	815,240
Stifel Financial Corp.	6,513	675,919
		1,843,752

Commercial Services & Supplies | 5.5%
ABM Industries, Inc.	18,390	868,192
Casella Waste Systems, Inc., Class A (*)	6,890	794,968
Driven Brands Holdings, Inc. (*)	21,717	381,351
		2,044,511

Construction Materials | 1.5%
Eagle Materials, Inc.	2,829	571,769

Consumer Staples Distribution & Retail | 4.0%
BJ’s Wholesale Club Holdings, Inc. (*)	4,018	433,261
Chefs’ Warehouse, Inc. (*)	8,020	511,756
Guardian Pharmacy Services, Inc., Class A	24,482	521,712
		1,466,729

Containers & Packaging | 1.9%
Graphic Packaging Holding Co.	20,690	435,939
TriMas Corp.	9,625	275,371
		711,310

Electrical Equipment | 2.2%
EnerSys	4,856	416,499
Generac Holdings, Inc. (*)	2,848	407,862
		824,361

Electronic Equipment, Instruments & Components | 2.8%
Coherent Corp. (*)	7,969	710,915
Mirion Technologies, Inc. (*)	14,665	315,737
		1,026,652

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Energy Equipment & Services | 2.0%
Atlas Energy Solutions, Inc.	25,404	$339,652
Cactus, Inc., Class A	9,582	418,925
		758,577

Entertainment | 1.5%
Roku, Inc. (*)	6,487	570,142

Food Products | 2.2%
J.M. Smucker Co.	4,071	399,772
Simply Good Foods Co. (*)	13,406	423,496
		823,268

Ground Transportation | 1.2%
Landstar System, Inc.	3,123	434,159

Health Care Equipment & Supplies | 4.7%
Enovis Corp. (*)	20,099	630,305
Inspire Medical Systems, Inc. (*)	4,232	549,187
Lantheus Holdings, Inc. (*)	6,875	562,787
		1,742,279

Health Care Technology | 3.1%
Doximity, Inc., Class A (*)	7,022	430,730
Evolent Health, Inc., Class A (*)	47,889	539,230
Schrodinger, Inc. (*)	9,753	196,230
		1,166,190

Hotels, Restaurants & Leisure | 4.1%
First Watch Restaurant Group, Inc. (*)	33,821	542,489
Kura Sushi USA, Inc., Class A (*)	4,856	418,005
Wyndham Hotels & Resorts, Inc.	7,025	570,500
		1,530,994

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   43

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Insurance | 4.6%
First American Financial Corp.	14,080	$864,371
Reinsurance Group of America, Inc.	4,257	844,419
		1,708,790

Interactive Media & Services | 2.2%
Cars.com, Inc. (*)	34,921	413,814
MediaAlpha, Inc., Class A (*)	37,688	412,683
		826,497

IT Services | 2.0%
DigitalOcean Holdings, Inc. (*)	26,478	756,212

Leisure Products | 0.8%
Brunswick Corp.	5,306	293,103

Life Sciences Tools & Services | 0.7%
Maravai LifeSciences Holdings, Inc., Class A (*)	100,389	241,937

Machinery | 6.1%
Gates Industrial Corp. PLC (*)	21,885	504,012
Middleby Corp. (*)	5,087	732,528
Nordson Corp.	1,916	410,733
Toro Co.	8,530	602,900
		2,250,173

Oil, Gas & Consumable Fuels | 2.4%
Antero Resources Corp. (*)	12,736	513,006
Magnolia Oil & Gas Corp., Class A	16,155	363,164
		876,170

Pharmaceuticals | 0.9%
Axsome Therapeutics, Inc. (*)	3,151	328,933

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Professional Services | 1.4%
Verra Mobility Corp. (*)	20,777	$527,528

Retail REITs | 2.0%
Brixmor Property Group, Inc.	27,754	722,714

Semiconductors & Semiconductor Equipment | 3.5%
Allegro MicroSystems, Inc. (*)	11,509	393,492
Credo Technology Group Holding Ltd. (*)	3,566	330,176
Onto Innovation, Inc. (*)	3,616	364,963
Rambus, Inc. (*)	3,446	220,613
		1,309,244

Software | 2.8%
SPS Commerce, Inc. (*)	4,339	590,495
Zeta Global Holdings Corp., Class A (*)	29,245	453,005
		1,043,500

Specialized REITs | 2.3%
CubeSmart	20,471	870,018

Specialty Retail | 1.1%
Floor & Decor Holdings, Inc., Class A (*)	5,170	392,713

Textiles, Apparel & Luxury Goods | 2.7%
Crocs, Inc. (*)	6,390	647,179
Kontoor Brands, Inc.	5,124	338,030
		985,209

Total Common Stocks (Cost $35,970,328)		36,604,999

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   45

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (concluded)

Repurchase Agreements | 1.7%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $643,900 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $652,808) Proceeds of $640,078 (Cost $640,000)	$640	$640,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $43,957)	43,957	$43,957

Total Investments | 100.6% (Cost $36,654,285)		$37,288,956

Liabilities in Excess of Cash and Other Assets | (0.6)%		(209,098)

Net Assets | 100.0%		$37,079,858

(*) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Abbreviations

June 30, 2025 (N-CSR Item 7) (unaudited)

Security Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CDOR	— Canadian Dollar Offered Rate
ETF	— Exchange-Traded Fund
EURIBOR	— Euro Interbank Offered Rate
GDR	— Global Depositary Receipt
ICE	— Intercontinental Exchange
NIBOR	— Norway Interbank Offered Rate
PJSC	— Public Joint Stock Company
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar	INR	— Indian Rupee
BRL	— Brazilian Real	JPY	— Japanese Yen
CAD	— Canadian Dollar	KRW	— South Korean Won
CHF	— Swiss Franc	MXN	— Mexican New Peso
CLP	— Chilean Peso	NOK	— Norwegian Krone
CNY	— Chinese Renminbi	NZD	— New Zealand Dollar
COP	— Colombian Peso	PEN	— Peruvian Nuevo Sol
CZK	— Czech Koruna	PLN	— Polish Zloty
DKK	— Danish Krone	RON	— New Romanian Leu
EUR	— Euro	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HKD	— Hong Kong Dollar	THB	— Thai Baht
HUF	— Hungarian Forint	TRY	— New Turkey Lira
IDR	— Indonesian Rupiah	USD	— United States Dollar
ILS	— Israeli Shekel

Counterparty Abbreviations:
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
MSC	— Morgan Stanley & Co.
SSB	— State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   47

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (N-CSR Item 7) (unaudited)

June 30, 2025	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
ASSETS
Investments in securities, at fair value	$338,453,096	$210,585,560
Cash	86	22
Foreign currency, at fair value	273,550	20,337
Receivables for:
Dividends and interest	1,751,549	1,455,567
Capital stock sold	333,724	173,405
Investments sold	113,128	—
Gross unrealized appreciation on forward currency contracts	—	759,170
Total assets	340,925,133	212,994,061

LIABILITIES
Payables for:
Foreign capital gains taxes	717,681	—
Management fees	266,707	98,769
Accrued professional services	88,735	75,681
Accrued distribution fees	49,806	45,463
Accrued custodian fees	30,263	49,556
Accrued directors’ fees	7,001	54
Capital stock redeemed	502,486	460,855
Investments purchased	252,762	32
Gross unrealized depreciation on forward currency contracts	—	1,018,255
Other accrued expenses and payables	42,955	37,970
Total liabilities	1,958,396	1,786,635
Net assets	$338,966,737	$211,207,426

NET ASSETS
Paid in capital	$255,271,857	$163,716,499
Distributable earnings (Accumulated loss)	83,694,880	47,490,927
Net assets	$338,966,737	$211,207,426

Service Shares
Net assets	$227,594,970	$210,158,746
Shares of capital stock outstanding*	8,723,875	15,083,783
Net asset value, offering and redemption price per share	$26.09	$13.93

Investor Shares
Net assets	$111,371,767	$1,048,680
Shares of capital stock outstanding*	4,314,692	74,826
Net asset value, offering and redemption price per share	$25.81	$14.01

Cost of investments in securities	$262,867,587	$180,450,600
Cost of foreign currency	$273,553	$20,301

* $0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$120,653,324	$37,288,956
—	15
53,585	—

673,673	8,279
233,776	96,682
—	76,579

—	—
121,614,358	37,470,511

—	—
65,311	13,305
44,643	28,749
25,335	7,461
30,291	20,802
3,311	1,864
715,312	17,111
127	283,934

—	—
19,094	17,427
903,424	390,653
$120,710,934	$37,079,858

$82,493,858	$32,623,963
38,217,076	4,455,895
$120,710,934	$37,079,858

$120,710,934	$37,079,858
10,600,209	2,752,417

$11.39	$13.47

—	—
—	—

—	—

$96,651,016	$36,654,285
$53,310	$—

Semi-Annual Financial Statements   49

Lazard Retirement Series, Inc. Statements of Operations (N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2025	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Investment Income (Loss)
Income
Dividends	$8,188,664	$1,291,327
Interest	—	1,955,289
Total investment income*	8,188,664	3,246,616

Expenses
Management fees (Note 3)	1,521,595	795,801
Distribution fees (Service Shares)	265,217	264,057
Professional services	111,940	84,109
Custodian fees	53,895	64,471
Administration fees	27,592	26,283
Shareholders’ reports	21,034	20,941
Directors’ fees and expenses	14,448	5,837
Shareholders’ services	13,213	9,965
Other	5,547	4,805
Total gross expenses	2,034,481	1,276,269
Management fees waived and expenses reimbursed	(19,430)	(162,873)
Total net expenses	2,015,051	1,113,396
Net investment income (loss)	6,173,613	2,133,220

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	9,112,058	8,210,422
Foreign currency transactions	(122,206)	14,217
Forward currency contracts	—	58,067
Total net realized gain (loss)	8,989,852	8,282,706
Net change in unrealized appreciation (depreciation) on:
Investments†	42,936,106	4,213,209
Foreign currency translations	35,726	63,085
Forward currency contracts	—	(138,112)
Total net change in unrealized appreciation (depreciation)	42,971,832	4,138,182
Net realized and unrealized gain (loss)	51,961,684	12,420,888
Net increase (decrease) in net assets resulting from operations	$58,135,297	$14,554,108
* Net of foreign withholding taxes of	$902,724	$76,567
** Net of foreign capital gains taxes of	$56,785	$—
† Includes net change in foreign capital gains taxes of	$(234,598)	$—

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$1,937,128	$194,124
—	—
1,937,128	194,124

412,594	140,656
137,532	46,885
60,747	30,247
19,764	9,426
15,449	10,917
7,968	8,274
6,703	3,975
7,182	6,519
3,416	2,350
671,355	259,249
(57,408)	(52,953)
613,947	206,296
1,323,181	(12,172)

7,738,234	(546,052)
23,319	—
—	—
7,761,553	(546,052)

13,200,677	(2,209,306)
72,913	—
—	—

13,273,590	(2,209,306)
21,035,143	(2,755,358)

$22,358,324	$(2,767,530)
$208,359	$—
$—	$—

$—	$—

Semi-Annual Financial Statements   51

Lazard Retirement Series, Inc. Statements of Changes in Net Assets (N-CSR Item 7) (unaudited)

	Lazard Retirement Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From
Operations
Net investment income (loss)	$6,173,613	$11,086,872
Net realized gain (loss)	8,989,852	15,353,318
Net change in unrealized appreciation (depreciation)	42,971,832	(2,451,527)
Net increase (decrease) resulting from operations	58,135,297	23,988,663
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Service Shares	—	(7,457,769)
Investor Shares	—	(3,304,876)
Net decrease in net assets resulting from distributions	—	(10,762,645)
Capital stock transactions
Net proceeds from sales
Service Shares	9,846,457	22,684,215
Investor Shares	17,634,087	5,766,927
Net proceeds from reinvestment of distributions
Service Shares	—	7,457,769
Investor Shares	—	3,304,876
Cost of shares redeemed
Service Shares	(30,562,559)	(62,435,399)
Investor Shares	(11,174,084)	(18,137,517)
Net decrease in net assets from capital stock transactions	(14,256,099)	(41,359,129)
Total increase (decrease) in net assets	43,879,198	(28,133,111)
Net assets at beginning of period	295,087,539	323,220,650
Net assets at end of period	$338,966,737	$295,087,539
Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	9,609,618	11,086,878
Shares sold	422,107	1,024,305
Shares issued to shareholders from reinvestment of distributions	—	332,491
Shares redeemed	(1,307,850)	(2,834,056)
Net decrease	(885,743)	(1,477,260)
Shares outstanding at end of period	8,723,875	9,609,618
Investor Shares
Shares outstanding at beginning of period	4,068,065	4,485,531
Shares sold	737,226	266,557
Shares issued to shareholders from reinvestment of distributions	—	149,204
Shares redeemed	(490,599)	(833,227)
Net increase (decrease)	246,627	(417,466)
Shares outstanding at end of period	4,314,692	4,068,065

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio		Lazard Retirement International Equity Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$2,133,220	$3,906,785	$1,323,181	$1,729,545
8,282,706	18,357,552	7,761,553	5,595,196
4,138,182	(2,267,270)	13,273,590	(381,654)
14,554,108	19,997,067	22,358,324	6,943,087

—	—	—	(3,396,900)
—	—	—	—
—	—	—	(3,396,900)

6,243,058	9,202,056	12,681,671	8,619,297
104,714	144,719	—	—

—	—	—	3,396,900
—	—	—	—

(28,912,284)	(56,951,363)	(15,233,673)	(29,152,982)
(25,428)	(128,606)	—	—

(22,589,940)	(47,733,194)	(2,552,002)	(17,136,785)
(8,035,832)	(27,736,127)	19,806,322	(13,590,598)
219,243,258	246,979,385	100,904,612	114,495,210
$211,207,426	$219,243,258	$120,710,934	$100,904,612

16,787,427	20,541,409	10,839,522	12,599,414
465,480	717,880	1,232,519	899,055

—	—	—	347,687
(2,169,124)	(4,471,862)	(1,471,832)	(3,006,634)
(1,703,644)	(3,753,982)	(239,313)	(1,759,892)
15,083,783	16,787,427	10,600,209	10,839,522

68,917	67,328	—	—
7,812	11,505	—	—

—	—	—	—
(1,903)	(9,916)	—	—
5,909	1,589	—	—
74,826	68,917	—	—

Semi-Annual Financial Statements   53

	Lazard Retirement US Small Cap Equity Select Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From
Operations
Net investment income (loss)	$(12,172)	$(114,208)
Net realized gain (loss)	(546,052)	5,267,321
Net change in unrealized appreciation (depreciation)	(2,209,306)	(791,650)
Net increase (decrease) resulting from operations	(2,767,530)	4,361,463

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Service Shares	—	(1,471,884)
Net decrease in net assets resulting from distributions	—	(1,471,884)

Capital stock transactions
Net proceeds from sales
Service Shares	2,350,712	1,791,502
Net proceeds from reinvestment of distributions
Service Shares	—	1,471,884
Cost of shares redeemed
Service Shares	(2,886,456)	(7,413,186)
Net decrease in net assets from capital stock transactions	(535,744)	(4,149,800)
Total decrease in net assets	(3,303,274)	(1,260,221)
Net assets at beginning of period	40,383,132	41,643,353
Net assets at end of period	$37,079,858	$40,383,132

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	2,793,452	3,085,276
Shares sold	171,777	127,012
Shares issued to shareholders from reinvestment of distributions	—	106,350
Shares redeemed	(212,812)	(525,186)
Net decrease	(41,035)	(291,824)
Shares outstanding at end of period	2,752,417	2,793,452

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$21.65	$20.83	$17.92	$21.86	$21.12	$22.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.46	0.75	0.74	0.89	0.61	0.36
Net realized and unrealized gain (loss)	3.98	0.82	3.14	(4.18)	0.55	(0.75)
Total from investment operations	4.44	1.57	3.88	(3.29)	1.16	(0.39)
Less distributions from:
Net investment income	—	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)
Total distributions	—	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)
Net asset value, end of period	$26.09	$21.65	$20.83	$17.92	$21.86	$21.12
Total Return (b)	20.51%	7.43%	22.27%	–15.12%	5.52%	–1.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$227,595	$208,054	$230,885	$219,359	$290,586	$364,846
Ratios to average net assets (c):
Net expenses	1.40%	1.40%	1.42%	1.38%	1.38%	1.43%
Gross expenses	1.41%	1.41%	1.42%	1.38%	1.38%	1.43%
Net investment income (loss)	3.97%	3.41%	3.81%	4.65%	2.72%	1.95%
Portfolio turnover rate	14%	23%	25%	25%	35%	27%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   55

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$21.39	$20.59	$17.72	$21.64	$20.91	$21.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.49	0.79	0.79	0.94	0.66	0.41
Net realized and unrealized gain (loss)	3.93	0.82	3.10	(4.16)	0.55	(0.75)
Total from investment operations	4.42	1.61	3.89	(3.22)	1.21	(0.34)
Less distributions from:
Net investment income	—	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)
Total distributions	—	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)
Net asset value, end of period	$25.81	$21.39	$20.59	$17.72	$21.64	$20.91
Total Return (b)	20.66%	7.68%	22.61%	–14.96%	5.80%	–1.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$111,372	$87,033	$92,335	$82,189	$104,568	$125,178
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.17%	1.13%	1.14%	1.18%
Gross expenses	1.16%	1.16%	1.17%	1.13%	1.14%	1.18%
Net investment income (loss)	4.25%	3.63%	4.08%	4.94%	2.97%	2.28%
Portfolio turnover rate	14%	23%	25%	25%	35%	27%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Financial Statements

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24		12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$13.01	$11.98		$11.44	$14.72	$13.53	$13.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.21	*	0.22 *	0.19	0.12	0.10
Net realized and unrealized gain (loss)	0.79	0.82		0.97	(2.72)	1.48	— (b)
Total from investment operations	0.92	1.03		1.19	(2.53)	1.60	0.10
Less distributions from:
Net investment income	—	—		—	(0.01)	(0.41)	(0.08)
Net realized gains	—	—		(0.65)	(0.74)	—	(0.14)
Total distributions	—	—		(0.65)	(0.75)	(0.41)	(0.22)
Net asset value, end of period	$13.93	$13.01		$11.98	$11.44	$14.72	$13.53
Total Return (c)	7.07%	8.60	%*	10.81%*	–17.38%	11.94%	0.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$210,159	$218,342		$246,170	$263,766	$343,765	$354,856
Ratios to average net assets (d):
Net expenses	1.05%	1.05%		1.05%	1.05%	1.05%	1.05%
Gross expenses	1.20%	1.21%		1.24%	1.19%	1.20%	1.22%
Net investment income (loss)	2.01%	1.65	%*	1.88%*	1.55%	0.82%	0.75%
Portfolio turnover rate	51%	63%		92%	87%	75%	177%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   57

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24		12/31/23	12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$13.07	$12.03		$11.46	$14.75	$13.53	$13.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.23	*	0.24 *	0.21	0.14	0.12
Net realized and unrealized gain (loss)	0.79	0.81		0.98	(2.73)	1.49	— (b)
Total from investment operations	0.94	1.04		1.22	(2.52)	1.63	0.12
Less distributions from:
Net investment income	—	—		—	(0.03)	(0.41)	(0.10)
Net realized gains	—	—		(0.65)	(0.74)	—	(0.14)
Total distributions	—	—		(0.65)	(0.77)	(0.41)	(0.24)
Net asset value, end of period	$14.01	$13.07		$12.03	$11.46	$14.75	$13.53
Total Return (c)	7.19%	8.65	%*	11.06%*	–17.28%	12.16%	0.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,049	$901		$810	$567	$543	$199
Ratios to average net assets (d):
Net expenses	0.90%	0.90%		0.90%	0.90%	0.90%	0.90%
Gross expenses	1.40%	1.52%		1.81%	1.88%	2.21%	4.14%
Net investment income (loss)	2.19%	1.80	%*	2.03%*	1.73%	0.95%	0.93%
Portfolio turnover rate	51%	63%		92%	87%	75%	177%

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Financial Statements

†	Unaudited
*	There was no impact and less than $0.01 impact on the net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively. There was less than 0.005% and 0.01% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   59

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$9.31	$9.09	$7.95	$11.00	$10.62	$10.37
Income (Loss) from investment operations:
Net investment income (loss)	0.12	0.17 *	0.15 *	0.16 *	0.31 *	0.11
Net realized and unrealized gain (loss)	1.96	0.35	1.10	(1.80)	0.31	0.68
Total from investment operations	2.08	0.52	1.25	(1.64)	0.62	0.79
Less distributions from:
Net investment income	—	(0.28)	(0.11)	(0.35)	(0.11)	(0.22)
Net realized gains	—	(0.02)	—	(1.06)	(0.13)	(0.32)
Total distributions	—	(0.30)	(0.11)	(1.41)	(0.24)	(0.54)
Net asset value, end of period	$11.39	$9.31	$9.09	$7.95	$11.00	$10.62
Total Return (a)	22.34%	5.63%*	15.88%*	–15.01%*	5.83%*	8.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$120,711	$100,905	$114,495	$110,768	$139,609	$145,576
Ratios to average net assets (b):
Net expenses	1.12%	1.09%	1.21%	1.11%	1.10%	1.17%
Gross expenses	1.22%	1.20%	1.32%	1.19%	1.18%	1.27%
Net investment income (loss)	2.41%	1.54%*	1.71%*	1.62%*	2.73%*	0.88%
Portfolio turnover rate	25%	39%	41%	31%	37%	33%

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Financial Statements

†	Unaudited
*	Includes $0.01, $0.02, $0.03 and $0.03 for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively, of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.12%, 0.26%, 0.32% and 0.29% impact on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.18%, 0.30% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(b)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   61

LAZARD RETIREMENT US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*
Service Shares
Net asset value, beginning of period	$14.46	$13.50	$12.27	$19.47	$16.27	$16.46
Income (Loss) from investment operations:
Net investment income (loss)	— (a)	(0.04)	— (a)	(0.01)	(0.03)	0.03
Net realized and unrealized gain (loss)	(0.99)	1.52	1.23	(2.64)	3.26	0.87
Total from investment operations	(0.99)	1.48	1.23	(2.65)	3.23	0.90
Less distributions from:
Net investment income	—	—	—	—	(0.01)	(0.03)
Net realized gains	—	(0.52)	—	(4.55)	(0.02)	(1.06)
Total distributions	—	(0.52)	—	(4.55)	(0.03)	(1.09)
Net asset value, end of period	$13.47	$14.46	$13.50	$12.27	$19.47	$16.27
Total Return (b)	–6.85%	11.12%	10.02%	–15.52%	19.87%	6.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,080	$40,383	$41,643	$38,185	$51,622	$51,291
Ratios to average net assets (c):
Net expenses	1.10%	1.12%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.38%	1.35%	1.38%	1.32%	1.29%	1.33%
Net investment income (loss)	–0.06%	–0.28%	0.04%	–0.07%	–0.17%	0.15%
Portfolio turnover rate	39%	98%	63%	34%	61%	71%

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Financial Statements

†	Unaudited
*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   63

Lazard Retirement Series, Inc. Notes to Financial Statements

June 30, 2025 (N-CSR Item 7) (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of nineteen no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), and Lazard Retirement US Small Cap Equity Select Portfolio (“US Small Cap Equity Select Portfolio”). Each of the other fifteen Portfolios had not commenced operations as of June 30, 2025. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares. As of June 30, 2025, only the Emerging Markets Equity and Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity

64   Semi-Annual Financial Statements

securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

Semi-Annual Financial Statements   65

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

66   Semi-Annual Financial Statements

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign

Semi-Annual Financial Statements   67

currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2025, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$(10,237,373)	$(3,804,905)

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts

Emerging Markets Equity	$16,164,241
Global Dynamic Multi-Asset	12,779,292

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the Portfolios had no such losses to defer.

68   Semi-Annual Financial Statements

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$262,867,587	$95,291,776	$19,706,267	$75,585,509
Global Dynamic Multi-Asset	180,450,600	33,813,581	3,937,706	29,875,875
International Equity	96,651,016	28,041,105	4,038,797	24,002,308
US Small Cap Equity Select	36,654,285	4,165,629	3,530,958	634,671

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing

Semi-Annual Financial Statements   69

treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, forward contracts being marked to market, net operating losses, passive foreign investment companies, distribution redesignations, capital loss carryforwards, equalization, foreign bond bifurcation, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled

70   Semi-Annual Financial Statements

disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
Global Dynamic Multi-Asset	0.75
International Equity	0.75
US Small Cap Equity Select	0.75

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to

Semi-Annual Financial Statements   71

be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares

Emerging Markets Equity	1.40%	1.15%
Global Dynamic Multi-Asset (a)	1.05	0.90
International Equity	1.10	N/A
US Small Cap Equity Select	1.10	N/A

(a) This agreement will continue in effect until May 1, 2035 for Investor Shares.

During the period ended June 30, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Emerging Markets Equity	$12,953	$—	$6,477	$—
Global Dynamic Multi-Asset	160,457	—	2,416	—
International Equity	57,408	—	N/A	N/A
US Small Cap Equity Select	52,953	—	N/A	N/A

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities

72   Semi-Annual Financial Statements

and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2025 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$41,205,824	$57,009,992
Global Dynamic Multi-Asset	99,093,283	122,981,468
International Equity	27,186,835	29,288,305
US Small Cap Equity Select	14,406,097	15,132,336

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$7,008,050	$3,435,415

For the period ended June 30, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

Semi-Annual Financial Statements   73

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

74   Semi-Annual Financial Statements

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely

Semi-Annual Financial Statements   75

affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these

76   Semi-Annual Financial Statements

securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses,

Semi-Annual Financial Statements   77

perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

78   Semi-Annual Financial Statements

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(i) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, such as companies in the financials sector, and a Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

Semi-Annual Financial Statements   79

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures

80   Semi-Annual Financial Statements

provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Semi-Annual Financial Statements   81

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$39,707,975	$—	$—	$39,707,975
Chile	977,402	—	—	977,402
China	—	78,295,668	—	78,295,668
Egypt	514,777	2,158,118	—	2,672,895
Greece	—	9,829,897	—	9,829,897
Hong Kong	—	2,251,092	—	2,251,092
Hungary	—	10,355,642	—	10,355,642
India	—	16,274,721	—	16,274,721
Indonesia	3,945,428	8,470,346	—	12,415,774
Mexico	26,109,299	—	—	26,109,299
Peru	2,669,947	—	—	2,669,947
Philippines	—	2,869,507	—	2,869,507
Russia	—	—	2	2
South Africa	—	23,601,886	—	23,601,886
South Korea	—	39,698,247	—	39,698,247
Taiwan	—	45,953,605	—	45,953,605
Thailand	—	4,930,584	—	4,930,584
Turkey	—	2,425,736	—	2,425,736
United Kingdom	—	3,945,514	—	3,945,514
United States	3,381,555	—	—	3,381,555
Repurchase Agreements	—	9,620,000	—	9,620,000
Short-Term Investments	466,148	—	—	466,148
Total	$77,772,531	$260,680,563	$2	$338,453,096

82   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$338,825	$1,295,351	$—	$1,634,176
Bermuda	986,012	—	—	986,012
Brazil	193,409	—	—	193,409
Canada	4,398,266	—	—	4,398,266
China	—	617,695	—	617,695
Denmark	197,584	69,359	—	266,943
Finland	204,009	89,729	—	293,738
France	769,669	2,402,164	—	3,171,833
Germany	—	842,959	—	842,959
Hong Kong	394,024	966,326	—	1,360,350
Ireland	459,693	114,115	—	573,808
Israel	117,894	108,319	—	226,213
Italy	—	1,177,495	—	1,177,495
Japan	816,356	8,031,306	—	8,847,662
Mexico	—	91,382	—	91,382
Monaco	147,951	—	—	147,951
Netherlands	1,229,056	1,065,856	—	2,294,912
Norway	—	392,731	—	392,731
Singapore	113,877	555,069	—	668,946
Spain	241,999	192,510	—	434,509
Sweden	363,919	203,185	—	567,104
Switzerland	436,009	78,887	—	514,896
United Kingdom	2,049,044	2,892,511	—	4,941,555
United States	75,700,735	2,973,024	—	78,673,759
Corporate Bonds*	—	26,876,919	—	26,876,919
Exchange-Traded Funds	8,519,814	—	—	8,519,814
Foreign Government Obligations*	—	37,153,474	—	37,153,474
Quasi Government Bonds*	—	1,930,931	—	1,930,931
Supranational Bonds	—	9,461,344	—	9,461,344
U.S. Municipal Bonds	—	1,589,080	—	1,589,080
U.S. Treasury Securities	—	10,361,604	—	10,361,604
Warrants*	—	—	—	—
Short-Term Investments	1,374,090	—	—	1,374,090
Other Financial Instruments†
Forward Currency Contracts	—	759,170	—	759,170
Total	$99,052,235	$112,292,495	$—	$211,344,730
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(1,018,255)	$—	$(1,018,255)

Semi-Annual Financial Statements   83

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
International Equity Portfolio
Common Stocks*
Australia	$—	$1,274,886	$—	$1,274,886
Belgium	—	1,458,935	—	1,458,935
Brazil	1,118,743	—	—	1,118,743
Canada	3,360,737	—	—	3,360,737
China	—	2,895,684	—	2,895,684
Denmark	—	1,477,967	—	1,477,967
Finland	—	1,377,985	—	1,377,985
France	—	16,890,569	—	16,890,569
Germany	—	9,471,298	—	9,471,298
Greece	—	2,316,315	—	2,316,315
Hong Kong	—	3,689,435	—	3,689,435
Israel	1,204,455	1,431,209	—	2,635,664
Italy	—	3,329,316	—	3,329,316
Japan	—	21,478,182	—	21,478,182
Mexico	1,087,594	—	—	1,087,594
Netherlands	—	5,871,268	—	5,871,268
Singapore	—	1,580,052	—	1,580,052
South Korea	—	1,227,088	—	1,227,088
Spain	—	4,323,328	—	4,323,328
Sweden	—	2,605,122	—	2,605,122
Switzerland	—	3,523,384	—	3,523,384
Taiwan	1,613,741	—	—	1,613,741
United Kingdom	—	15,059,827	—	15,059,827
United States	4,004,621	3,322,652	—	7,327,273
Preferred Stocks*	1,287,955	—	—	1,287,955
Repurchase Agreements	—	2,250,000	—	2,250,000
Short-Term Investments	120,976	—	—	120,976
Total	$13,798,822	$106,854,502	$—	$120,653,324

US Small Cap Equity Select Portfolio
Common Stocks *	$36,604,999	$—	$—	$36,604,999
Repurchase Agreements	—	640,000	—	640,000
Short-Term Investments	43,957	—	—	43,957
Total	$36,648,956	$640,000	$—	$37,288,956

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

84   Semi-Annual Financial Statements

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

Semi-Annual Financial Statements   85

During the period ended June 30, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$26,700,000
Average amounts sold	$26,600,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$ 759,170

Liabilities—Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$1,018,255

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$ 58,067

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(138,112)

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2025.

As of June 30, 2025, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

86   Semi-Annual Financial Statements

The required information for the affected Portfolio is presented in the below table, as of June 30, 2025:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$759,170	$—	$759,170

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank N.A.	$215,417	$(215,417)	$—	$—
HSBC Bank USA N.A.	365,576	(313,283)	—	52,293
JPMorgan Chase Bank N.A.	97,060	(97,060)	—	—
Morgan Stanley & Co. LLC	71,746	(71,746)	—	—
State Street Bank & Trust Co.	9,371	(9,371)	—	—
Total	$759,170	$(706,877)	$—	$52,293

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$1,018,255	$—	$1,018,255

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank N.A.	$379,160	$(215,417)	$—	$163,743
HSBC Bank USA N.A.	313,283	(313,283)	—	—
JPMorgan Chase Bank N.A.	197,799	(97,060)	—	100,739
Morgan Stanley & Co. LLC	100,663	(71,746)	—	28,917
State Street Bank & Trust Co.	27,350	(9,371)	—	17,979
Total	$1,018,255	$(706,877)	$—	$311,378

Semi-Annual Financial Statements   87

10. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

11. New Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09 (the “ASU”), amending ASC 740-10-50-12, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The ASU will be effective for annual reporting periods beginning after December 15, 2024. Management is currently assessing the impact of the ASU on the financial statements and disclosures.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

88   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Semi-Annual Financial Statements   89

Lazard Retirement Series, Inc. Additional Information (unaudited)

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 20, 2025 and June 24, 2025, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 24, 2025 meeting, additional information requested by the Independent Directors at the May 20, 2025 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential economies have

90   Semi-Annual Financial Statements

been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2025, the Lazard Funds complex of 29 active funds comprised approximately $18.0 billion of the approximately $227.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and

Semi-Annual Financial Statements   91

shareholder servicing activities on behalf of the Portfolios; each Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $18.0 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Only the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity and US Small Cap Equity Select Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to commence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered. Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the four active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated), although it was noted that the Investment Manager proposed to lower the expense limitation for the Enhanced Opportunities and US Equity Concentrated Portfolios (both inactive Portfolios).

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or

92   Semi-Annual Financial Statements

other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fee and the net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing certain expenses for the four active Portfolios. The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. At the request of the Board and in connection with the Board’s approval of management agreements

Semi-Annual Financial Statements   93

with regard to active exchange-traded funds (“ETFs”) advised by the Investment Manager, representatives of the Investment Manager discussed the differences in the competitive markets for ETFs and mutual funds; the relatively recent growth of the ETF industry as compared to the mutual fund industry; the differences in the services provided to ETF and mutual fund shareholders, including with respect to portfolio management services; and the differences in the investment teams, processes, strategies and/or policies, as applicable, between certain ETFs and mutual funds managed by the Investment Manager. The Board considered the relevance of the fee information provided for Other Accounts and ETFs, in light of the Investment Manager’s discussion of the significant differences in services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2025, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not

94   Semi-Annual Financial Statements

performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2024 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain active Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each active Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for

Semi-Annual Financial Statements   95

each active Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each active Portfolio had decreased over the most recently completed calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 20, 2025 and June 24, 2025 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business

96   Semi-Annual Financial Statements

judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $227.4 billion global asset management business.

●	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors considered by the Board and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the active Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Semi-Annual Financial Statements   97

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS010

We Recycle This document is printed on recycled paper.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: August 22, 2025

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer

Date: August 22, 2025